As filed with the Securities and Exchange Commission on June 1, 1999
                        Securities Act File No. 33-37458
                    Investment Company Act File No. 811-06199
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

         Pre-Effective Amendment No. ____                                  [ ]
         Post-Effective Amendment No. 39                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

         Amendment No. 40                                                  [X]

                        (Check appropriate box or boxes.)


                       THE NOTTINGHAM INVESTMENT TRUST II
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)


       105 North Washington Street, Rocky Mount, North Carolina 27801-0069
       -------------------------------------------------------------------
              (Address of Principal Executive Offices)          (Zip Code)


        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------


                              C. Frank Watson, III
     105 North Washington Street, P.O. Drawer 69, Rocky Mount, NC 27801-0069
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------
                                 Jane A. Kanter
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401


Approximate Date of Proposed Public Offering:  As soon  as practicable after the effective date of this filing
                                               -----------------------------

It is proposed that this filing will become effective:  (check appropriate box)

            [ ] immediately upon filing pursuant to paragraph (b)
            [ ] on (date) pursuant to paragraph (b)
            [X] 60 days after filing pursuant to paragraph (a)(1)
            [ ] on (date) pursuant to paragraph (a)(1)
            [ ] 75 days after filing pursuant to paragraph (a)(2)
            [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

                       THE NOTTINGHAM INVESTEMENT TRUST II


                       Contents of Registration Statement
                       ----------------------------------


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Capital Value Fund
    -Part A - Prospectus
    -Part B - Statement of Additional Information
Investek Fixed Income Trust
    -Part A - Prospectus
    -Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibit Index
Exhibits

                                     PART A
                                     ======


Cusip Number 66976M102                                       NASDAQ Symbol CAPVX

________________________________________________________________________________

                               CAPITAL VALUE FUND

                                   A series of
                       The Nottingham Investment Trust II

                                 INVESTOR CLASS
________________________________________________________________________________

                                   Prospectus
                                 August 1, 1999


The Capital Value Fund seeks maximum total return consisting of any combination of capital appreciation and income.



                               Investment Advisor
                               ------------------

                        Capital Investment Counsel, Inc.
                               17 Glenwood Avenue
                              Post Office Box 32249
                          Raleigh, North Carolina 27622

                                 1-800-525-3863







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND......................................................................2
--------
   Investment Objective.......................................................2
   Principal Investment Strategies............................................2
   Principal Risks Of Investing In The Fund...................................3
   Bar Chart and Performance Table............................................5
   Fees And Expenses Of The Fund..............................................6

MANAGEMENT OF THE FUND........................................................7
----------------------
   The Investment Advisor.....................................................7
   The Administrator..........................................................7
   The Transfer Agent.........................................................8
   The Distributor............................................................8

YOUR INVESTMENT IN THE FUND...................................................9
---------------------------
   Minimum Investment.........................................................9
   Purchase And RedemptionPrice...............................................9
   Purchasing Shares.........................................................10
   Redeeming Your Shares.....................................................12

OTHER IMPORTANT INVESTMENT INFORMATION.......................................14
--------------------------------------
   Dividends, Distributions And Taxes........................................14
   Year 2000.................................................................15
   Financial Highlights......................................................15
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Capital Value Fund (the "Fund") seeks maximum total return consisting of any combination of capital appreciation and income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments, based upon Capital Investment Counsel Inc.'s (the "Advisor"), assessment of the relative potential of these classes, and individual issues within each investment class. The Advisor may invest in a portfolio consisting of equity securities for growth, fixed income securities for income, or a combination of equity and fixed income securities for both growth and income. Investments may also be made in money market instruments under circumstances when the Advisor believes the short-term, stable nature of money market instruments is the best means of achieving the Fund's goal of maximum total return. The Advisor may, when it believes that a temporary or defensive investment approach is appropriate, invest without limitation in money market instruments

The Fund will vary its investment allocation between equity securities, fixed income securities, and money market instruments depending upon the Advisor's view of:

o  the market and economic conditions,
o  trends in business environment,
o  trends in yields and interest rates, and
o  prospects for particular industries within the overall market environment.
o  possible changes in fiscal or monetary policy.

Equity Securities. The Advisor seeks to identify equities that are undervalued in the securities markets. Candidates for such investment will usually include the equity securities of domestic, established companies whose underlying value of assets owned by the company, or "break-up value," is close to or greater than the market valuation of those same assets.

The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In determining whether a company is appropriate for inclusion in the portfolio, the Advisor considers, among other things, such factors as:

o  strong asset holdings in cash;
o  current market value of real estate;
o  favorable debt to asset and debt to equity ratios;
o  consistent management history.

In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stock, convertible preferred stock, and convertible bonds.

Fixed Income Securities. The Fund's fixed income investments will include corporate debt obligations and U.S. Government Securities. The maturity of the fixed income securities purchased and held by the Fund will depend upon:

o  the current and expected trend in interest rates;
o  credit quality of the fixed income securities;
o  relative  attractiveness of fixed income securities versus equity securities;
   and
o  the overall economic situation, current and expected.

Corporate debt obligations purchased by the Fund will consist of "investment grade" securities. Investment grade securities will include those securities that are rated at least "Baa" by Moody's Investors Services Inc., "BBB" by Standard & Poor's Ratings Services, Fitch Investors Services Inc., or Duff & Phelps or, if not rated, of equivalent quality in the Advisor's opinion. While the Advisor utilizes the ratings of the various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis to determine whether an issuer is creditworthy. If a corporate debt obligation held by the Fund falls below one of the credit ratings described below and is no longer considered to be "investment grade" by any credit rating service rating that particular security, the Advisor will re-evaluate the issuer's credit standing to determine if the investment should continue to be held by the Fund. If the Advisor determines that the issuer remains creditworthy, the Advisor may retain the investment for the Fund.

TheAdvisor will consider a number of factors in determining when to purchase and sell the investments of the Fund and when to invest for long, intermediate, or short maturities. Such factors may include:

o  money supply growth
o  rate of unemployment
o  changes in consumer, wholesale and producer prices
o  prices of raw materials and commodities
o  industrial prices
o  capital spending statistics
o  Gross National Product ("GNP")
o  industrial production data
o  impact of inflation
o attitudes and concerns of key officials in the Federal Reserve and U.S. Government


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. The reverse is also true. Consequently, there is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long term maturities. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value due to interest rate changes.

o Maturity Risk: Maturity risk is another factor which can effect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated BBB by Standard & Poor's or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

o Foreign Securities: The Fund may invest up to 10% of its total assets in foreign securities. Because foreign securities investment presents special circumstances not typically associated with investment in domestic securities that may reduce the value of these securities, such as: additional foreign taxes on dividends; currency exchange rate fluctuations; at times, less volume and liquidity in the markets for these securities; unfavorable differences between U.S. and foreign economies and government regulations; and possible additional U.S. governmental regulations and taxation's imposed on foreign investment. Also, there may be difficulty in obtaining accurate information regarding individual securities do to lack of uniform accounting, auditing and financial reporting standards by foreign countries; less public information; and less regulation of foreign issuers. Additionally, some countries have been known to expropriate or nationalize assets; and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. Because of some of these additional risks of foreign securities, the Fund will generally limit foreign investments to those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's annual total return from year to year and by showing (on a calendar year basis) how the Fund's average annual returns for one year, five years, and since inception compare to those of a combined index of broad-based securities market indices. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

["Annual Return" Bar Chart Included Here]

     1992       5.27%
     1993      10.79%
     1994       0.95%
     1995      21.47%
     1996       9.87%
     1997      21.44%
     1998      21.32%


o During the 7-year period shown in the bar chart, the highest return for a calendar quarter was 14.94% (quarter ended December 31, 1998).
o During the 7-year period shown in the bar chart, the lowest return for a calendar quarter was -4.79% (quarter ended September 30, 1998).
o The year-to-date return as of the most recent calendar quarter was 2.52% (quarter ended March 31, 1999).
o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.

--------------------------------------------------------- ----------------- ---------------- ----------------
Average Annual Total Returns                                                                       Since
Period ended December 31, 1998*                              Past 1 Year      Past 5 Years      Inception**
--------------------------------------------------------- ----------------- ---------------- ----------------
Capital Value Fund Investor Shares                             17.08%            13.87%           12.16%
--------------------------------------------------------- ----------------- ---------------- ----------------
Combined Index of 60% S&P 500 Total Return Index / 40%
Lehman Brothers Aggregate Bond Index***                        23.11%            18.46%           15.59%
--------------------------------------------------------- ----------------- ---------------- ----------------

*  The maximum sales load is reflected in the table above.
** December 31, 1991, for the Capital Value Fund Investor Shares.
** The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price
   Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                      Shareholder Fees For Investor Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

   Maximum sales charge (load) imposed on purchases
       (as a percentage of offering price) .........................3.50%
   Redemption fee ..................................................None


               Annual Fund Operating Expenses For Investor Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

   Management Fees..................................................0.60%
   Distribution and/or Service (12b-1) Fees.........................0.50%
   Other Expenses...................................................1.05%
                                                                    -----
       Total Annual Fund Operating Expenses.........................2.15%*
                                                                    =====

       * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Shares of the Fund for the fiscal year ended March 31, 1999.


Example. This Example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, it should help you compare the costs of investing in the Fund versus other funds. The Example assumes the following conditions:

(1)    You invest $10,000 in the Fund for the periods shown;
(2)    You reinvest all dividends and distributions;
(3)    You redeem all of your shares at the end of those periods;
(4)    You earn a 5% total return, and
(5)    The Fund's expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.


-------------------- ------------- --------------- -------------- --------------
  Period Invested       1 Year         3 Years        5 Years        10 Years
-------------------- ------------- --------------- -------------- --------------
    Your Costs           $560           $999           $1,464         $2,746
-------------------- ------------- --------------- -------------- --------------

                            MANAGEMENT OF THE FUNDS
                            -----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Capital Investment Counsel, Inc., 17 Glenwood Avenue, Post Office Box 32249, Raleigh, North Carolina 27622. Pursuant to an investment advisory agreement with the Trust, the Advisor provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor, organized as a North Carolina corporation in 1984, is controlled by Richard K. Bryant and E.O. Edgerton, Jr. They also control the Distributor. The Advisor currently serves as investment advisor to over $130 million in assets. The Advisor has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business and individual accounts since its formation.

E.O.  Edgerton,  Jr., a principal of the Advisor and an officer of the Fund, and
W. Harold Eddins, a Portfolio Manager of the Advisor, are responsible for day-to-day management of the Fund's portfolio. Mr. Edgerton has served in this capacity since the inception of the Fund in 1990, while Mr. Eddins has served in such capacity since May, 1997. Messrs. Edgerton and Eddins have been with the Advisor since 1984 and 1987, respectively.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 0.60% of the first $250 million of the Fund's net assets and 0.50% of all assets over $250 million. As a result, during the most recent fiscal year ending March 31, 1999, Advisory fees paid to the Advisor by the Fund as a percentage of average net assets was 0.60%.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Capital Investment Group, a registered broker-dealer affiliate of the Advisor and Distributor of the Fund.

The Investment Company Act of 1940, as amended (the "1940 Act"), generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the 1934 Act and any applicable rules thereunder governing floor trading.

THE ADMINISTRATOR

The Nottingham Company, Inc., ("Administrator") serves as the Fund's administrator and fund accounting agent for the Fund. The Administrator assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Fund pursuant to a Fund Accounting and Compliance Administration Agreement.

THE TRANSFER AGENT

NC Shareholder Services, LLC, ("NCSS") serves as the Fund's transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus, "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Fund pursuant to a Dividend Disbursing and Transfer Agent Agreement.

THE DISTRIBUTOR

Capital Investment Group ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor is an affiliate of the Advisor. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Distribution of the Fund's Shares. For the Investor Class of shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Class shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay annually 0.50% of the average daily net assets of the Fund's Investor Class shares for activities primarily intended to result in the sale of those shares, including to reimburse entities for providing distribution and shareholder servicing with respect to the Fund's Investor Class shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Class of shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent accountants, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                           YOUR INVESTMENT IN THE FUND
                           ---------------------------

MINIMUM INVESTMENT

Investor Class shares are sold subject to a sales charge of 3.50%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value.

All shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares. The minimum initial investment is $5,000 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $500. The Fund may, in the Advisor's sole discretion, waive such minimum investment amounts.


PURCHASE AND REDEMPTION PRICE

Sales Charges. The public offering price of Investor Class shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

------------------------------------- --------------------- -------------------- ------------------------------
                                                                Sales Charge       Sales Dealers Discounts and
  Amount of Transaction At Public       Charge As % of Net     As % of Public      Brokerage Commissions as %
           Offering Price                Amount Invested       Offering Price       of Public Offering Price
------------------------------------- --------------------- -------------------- ------------------------------
         Less than $100,000                   3.63%                 3.50%                     3.00%
------------------------------------- --------------------- -------------------- ------------------------------
  $100,000 but less than $250,000             3.09%                 3.00%                     2.50%
------------------------------------- --------------------- -------------------- ------------------------------
  $250,000 but less than $500,000             2.56%                 2.50%                     2.00%
------------------------------------- --------------------- -------------------- ------------------------------
 $500,000 but less than $1,000,000            2.04%                 2.00%                     1.50%
------------------------------------- --------------------- -------------------- ------------------------------
         $1,000,000 or more                   1.01%                 1.00%                     0.50%
------------------------------------- --------------------- -------------------- ------------------------------

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the Securities Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "Capital Value Fund," to:

                     Capital Value Fund
                     Investor Class Shares
                     c/o NC Shareholder Services, LLC
                     107 North Washington Street
                     Post Office Box 4365
                     Rocky Mount, North Carolina  27803-0365

The application must contain your social security number or Taxpayer Identification Number ("TIN"). If you have applied for a social security number or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-800-525-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                     First Union National Bank of North Carolina
                     Charlotte, North Carolina
                     ABA # 053000219
                     For the Capital Value Fund Investor Class Shares
                     Acct. # 2000000862110
                     For further credit to (shareholder's name and SS# or TIN#)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price for that class of shares. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-525-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). If you have made this election on your Account Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, if any, previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

The Board of Trustees  reserves  the right to suspend,  terminate,  or amend the
terms  of  the  exchange   privilege   upon  60-days'   written  notice  to  the
shareholders.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

Reduced Sales Charges

Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $50,000, and Investor Shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by a person listed above is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Fund shares with an aggregate value of $50,000 and who currently owns shares of the Funds with a value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Account Application. Information about the "Letter of Intent" procedure, including its terms, is contained on the back of the Account Application.

Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption request should be addressed to:

                           Capital Value Fund
                           Investor Class Shares
                           c/o NC Shareholder Services, LLC
                           107 North Washington Street
                           Post Office Box 4365
                           Rocky Mount, North Carolina  27803-0365

  Regular mail redemption request should include:

1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)     Any required signature guarantees (see "Signature Guarantees" below); and

3)     Other  supporting  legal  documents,  if required in the case of estates,
       trusts,  guardianships,   custodianships,   corporations,   partnerships,
       pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

       1)  The name of the Fund and the designation of class (Investor),
       2)  Shareholder name and account number,
       3)  Number of shares or dollar amount to be redeemed,
       4) Instructions for transmittal of redemption funds to the shareholder, and
       5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account. You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-525-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for a Fund Share Application Form.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.


YEAR 2000

Like other mutual funds, the Fund and the service providers for the Fund rely heavily on the reasonably consistent operation of their computer systems. Many software programs and certain computer hardware in use today cannot properly process information after December 31, 1999, because of the method by which dates are encoded and calculated in such programs and hardware. This problem, commonly referred to as the "Year 2000 Issue," could, among other things, negatively impact the processing of trades, the distribution of securities, the pricing of securities, and other investment-related and settlement activities. The Trust is currently obtaining and assessing information with respect to the actions that have been taken and the actions that are planned to be taken by each of its service providers to prepare their computer systems for the Year 2000. While the Trust expects that each of the Fund's service providers will have adapted their computer systems to address the Year 2000 Issue, there can be no assurance that this will be the case or that the steps taken by the Trust will be sufficient to avoid any adverse impact to the Fund.


FINANCIAL HIGHLIGHTS

The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years ended March 31, 1999, 1998, and 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such periods is included in the Statement of Additional Information. The financial data for the prior fiscal years were audited by other independent auditors. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.

                                                           Investor Class
                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended     Year ended     Year ended     Year ended     Year ended
                                                              March 31,      March 31,      March 31,      March 31,      March 31,
                                                                1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .......................      $14.51         $12.50         $11.92         $10.75         $10.42

      Income from investment operations
           Net investment income .........................        0.06           0.13           0.15           0.19           0.17
           Net realized and unrealized gain on investments        2.02           3.93           0.70           1.53           0.73
                                                            -----------    -----------    -----------    -----------    -----------

                Total from investment operations .........        2.08           4.06           0.85           1.72           0.90
                                                            -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income .........................       (0.06)         (0.13)         (0.15)         (0.20)         (0.21)
           Tax return of capital .........................        0.00           0.00          (0.01)          0.00           0.00
           Net realized gain from investment transactions        (1.21)         (1.92)         (0.11)         (0.35)         (0.36)
                                                            -----------    -----------    -----------    -----------    -----------

                Total distributions ......................       (1.27)         (2.05)         (0.27)         (0.55)         (0.57)
                                                            -----------    -----------    -----------    -----------    -----------

Net asset value, end of year .............................      $15.32         $14.51         $12.50         $11.92         $10.75
                                                            ===========    ===========    ===========    ===========    ===========

Total return (a) .........................................       14.67%         32.89%          7.08%         16.16%          8.66%
                                                            ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data

      Net assets, end of year ............................  $11,056,274    $ 9,888,068    $ 7,738,255    $ 7,551,803    $ 6,775,562
                                                            ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.15%          2.12%          2.38%          2.56%          2.58%
           After expense reimbursements and waived fees           2.15%          2.12%          2.38%          2.33%          2.47%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees          0.40%          0.91%          1.12%          1.44%          1.55%
           After expense reimbursements and waived fees           0.40%          0.91%          1.12%          1.66%          1.66%

      Portfolio turnover rate                                    70.65%         33.50%          7.31%         12.33%         24.67%

      (a)  Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements

                             ADDITIONAL INFORMATION

                ------------------------------------------------
                               CAPITAL VALUE FUND

                                 INVESTOR CLASS
                -------------------------------------------------

Additional information about the Fund is available in the Fund's Statement of Additional Information. The Fund's Annual and Semi-annual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

These reports and the Statement of Additional Information are available free of charge upon request by contacting us:


By telephone:       1-800-525-3863


By mail:            Capital Value Fund
                    Investor Class Shares
                    c/o NC Shareholder Services, LLC
                    107 North Washington Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365


By e-mail:          info@ncfunds.com


On the Internet:    www.ncfunds.com


Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


                  Investment Company Act file number 811-06199

                 -----------------------------------------------

                               CAPITAL VALUE FUND

                                 INVESTOR CLASS
                 -----------------------------------------------








                                   [logo here]





                                   PROSPECTUS




                                 August 1, 1999

Cusip Number 66976M508                                       NASDAQ Symbol IVFTX
________________________________________________________________________________

                           INVESTEK FIXED INCOME TRUST

                                   A series of
                  The Nottingham Investment Trust II ("Trust")

                               INSTITUTIONAL CLASS
________________________________________________________________________________



                                   PROSPECTUS
                                 August 1, 1999




The Investek Fixed Income Trust seeks to preserve capital and maximize total returns through active management of investment-grade fixed income securities.




                               Investment Advisor
                               ------------------

                               [logo placed here]

                             317 East Capitol Street
                              Post Office Box 2840
                           Jackson, Mississippi 39207

                                 1-601-949-3105







The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
THE FUND.......................................................................2
--------
      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................2
      Bar Chart and Performance Table..........................................3
      Fees and Expenses of the Fund............................................4

MANAGEMENT OF THE FUND.........................................................5
----------------------
      The Investment Advisor...................................................5
      The Administrator........................................................6
      The Transfer Agent.......................................................6
      The Distributor..........................................................6

INVESTING IN THE FUND..........................................................6
---------------------
      Minimum Investment.......................................................6
      Purchase and Redemption Price............................................7
      Purchasing Shares........................................................7
      Redeeming Your Shares....................................................9

OTHER IMPORTANT INVESTMENT INFORMATION........................................11
--------------------------------------
      Dividends, Distributions, and Taxes.....................................11
      Year 2000...............................................................11
      Financial Highlights ...................................................12
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Investek Fixed Income Trust ("Fund") seeks to preserve  capital and maximize
total  returns  through  active  management  of  investment-grade   fixed-income
securities.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in market sectors or particular securities that Investek Capital Management (the "Advisor") believes are undervalued due to market inefficiencies. The Advisor implements this strategy by assigning an intrinsic value to the various market sectors and securities and comparing those intrinsic values to actual market yield levels for each sector of particular security. Investment decisions are made based on opportunities the Advisor perceives to exist as a result of differences in the intrinsic value and the market level yield.

The selection of undervalued securities by the Advisor is based primarily on the following:

o  historical yield relationships
o  credit risk
o  market volatility
o  absolute levels of interest rates
o  supply and demand factors

An example for such an investment might be a particular security guaranteed by the U.S. government, which may be too small for many fixed-income dealers. With fewer buyers in the marketplace for such a security, a lower price and higher yield may be available, without any increase in credit risk.

In managing the Fund, the following additional restrictions are used:

o  The Fund will not engage in "market timing."
o Portfolio duration will vary between 2 and 7 years, which is currently approximately equivalent to a 3- to 12-year effective maturity. Duration is a measure of the weighted average maturity of the fixed-income instruments held by the Fund and can be used by the Advisor as a measure of the sensitivity of the market value of the Fund to changes in interest rates. Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates.
o At least 90% of the portfolio will be in bonds rated "A" or better at all times by a nationally recognized securities rating organizations ("NRSRO").
o The Fund will not invest in any Bonds rated below investment-grade by any NRSRO.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in other transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. The reverse is also true. Consequently, there is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long term maturities. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value due to interest rate changes.

o Maturity Risk: Maturity risk is another factor which can effect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are generally rated by NRSROs. Fixed income securities rated BBB by Standard & Poor's(R) Rating Services or Baa by Moody's Investor Services, Inc. are considered investment grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.


BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's average annual total returns from year to year for the Fund's Shares and by showing (on a calendar year basis) how the Fund's Shares average annual returns for one year, five years, and since inception compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

["Annual Returns" bar chart included here]

     1998      7.64%
     1997      9.17%
     1996      4.08%
     1995     16.82%
     1994     -3.78%
     1993     10.56%
     1992      7.78%


o During the 7-year period shown in the bar chart, the highest return for a calendar quarter was 6.41% (quarter ended June 30, 1995).
o During the 7-year period shown in the bar chart, the lowest return for a calendar quarter was -3.84% (quarter ended March 31, 1994).
o The year-to-date return of the as of the most recent calendar quarter was -0.47% (quarter ended March 31, 1999).

-------------------------------------------------------------- ------------------ ------------------- ------------------
Average Annual Total Returns                                        Past 1              Past 5              Since
Period ended December 31, 1998                                       Year               Years             Inception*
-------------------------------------------------------------- ------------------ ------------------- ------------------
Investek Fixed Income Trust                                          5.97%               7.30%               6.95%
-------------------------------------------------------------- ------------------ ------------------- ------------------
Lehman Brothers Aggregate Bond Index**                               8.69%               7.27%               8.01%
-------------------------------------------------------------- ------------------ ------------------- ------------------

*  November 15, 1991 (inception date of the Fund's Institutional Shares)
** The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market.


FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund:

                    Shareholder Fees for Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

       Maximum sales charge (load) imposed on purchases
           (as a percentage of offering price) ......................None
       Redemption fee ...............................................None


             Annual Fund Operating Expenses for Institutional Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

       Management Fees...............................................0.45%
       Distribution and/or Service (12b-1) Fees......................None
       Other Expenses................................................0.77%
                                                                     -----
           Total Annual Fund Operating Expenses...........................1.22%*
           Fee Waivers and/or Expense Reimbursement......................(0.32%)
                                                                          -----
           Net Expenses...................................................0.90%
                                                                          =====

      *  "Total  Annual   Fund  Operating  Expenses"   are  based   upon  actual
         expenses incurred by the Institutional Shares of the Fund for the fiscal year ended March 31, 1999. The Advisor has entered into a contractual agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 0.90% of the average daily net asset of the Institutional Shares of the Fund for the fiscal year ending March 31, 2000. See "Expense Limitation Agreement" for more detailed information.

Example. This Example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, it should help you compare the costs of investing in the Fund versus other funds. The Example assumes the following conditions:

(1)    You invest $10,000 in the Fund for the periods shown;
(2)    You reinvest all dividends and distributions;
(3)    You redeem all of your shares at the end of those periods;
(4)    You earn a 5% total return; and (5) The Fund's expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

-------------------------- ------------ -------------- ------------ ------------
      Period Invested         1 Year       3 Years        5 Years     10 Years
-------------------------- ------------ -------------- ------------ ------------
        Your Costs             $92          $287           $498        $1,108
-------------------------- ------------ -------------- ------------ ------------


                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Investek Capital Management, Inc., 317 East Capitol Street, Post Office Box 2840, Jackson, Mississippi 39207. Pursuant to an investment advisory agreement with the Trust, the Advisor provides the Fund with a continuous supervision program of the Fund's assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor, established as a Mississippi corporation in 1989, is controlled by Michael T. McRee. Mr. McRee and Douglas S. Folk, CFA are responsible for the day-to-day management of the Fund's portfolio. Mr. McRee has been President of the Advisor since its inception in 1989 and President of the Fund since its inception in 1991. Mr. Folk became a portfolio manager of the Fund in 1998 and has been Vice President of the Advisor since 1996. Previously, Mr. Folk was a portfolio manager with Southern Farm Bureau Life Insurance Company. The Advisor has approximately $900 million in assets under management and provides investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, and corporations since its formation.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 0.45%. However, to limit expenses of the Fund, the Advisor voluntarily waived a portion of its advisory fees for the fiscal year ended March 31, 1999. As a result, after waivers of a portion of its fees, advisory fees paid to the Advisor by the Fund for the most recent fiscal year ended March 31, 1999, as percentage of average net assets of the Fund, was 0.15%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, on June ___, 1999 the Advisor entered into an expense limitation agreement with the Trust, with respect to the Fund (the "Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 0.90% of the average net assets of the Fund.

The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

THE ADMINISTRATOR

The Nottingham Company, Inc. ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Fund pursuant to a Fund Accounting and Compliance Administration Agreement.

THE TRANSFER AGENT

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus, "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Fund pursuant to a Dividend Disbursing and Transfer Agent Agreement.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. Capital Investment Group, Inc. may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fee, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Institutional  Shares  of the Fund are sold and  redeemed  at net  asset  value.
Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $50,000 and the minimum additional investment is $1,000 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the Securities Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "Investek Fixed Income Trust," to:

                     Investek Fixed Income Trust
                     Institutional Class Shares
                     c/o NC Shareholder Services, LLC
                     107 North Washington Street
                     Post Office Box 4365
                     Rocky Mount, North Carolina  27803-0365

The application must contain your social security number or Taxpayer Identification Number ("TIN"). If you have applied for a social security number or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-525-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                     First Union National Bank of North Carolina
                     Charlotte, North Carolina
                     ABA # 053000219
                     For: Investek Fixed Income Trust Institutional Class Shares Acct. # 2000000862107
                     For further credit to (shareholder's name and SS# or TIN#)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $1,000. Before adding funds by bank wire, please call the Fund at 1-800-525-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). If you have made this election on your Account Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series or class of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

The Board of Trustees  reserves  the right to suspend,  terminate,  or amend the
terms  of,  the  exchange   privilege  upon  60-days'   written  notice  to  the
shareholders.

An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional or Super-Institutional Shares, and Investor Shares may not be exchanged among the various Classes of Investor Shares (i.e., Class C Shares may not be exchanged for Class A or Class D Shares and Class D Shares may not be exchanged for Class A Shares).

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption request should be addressed to:

                        Investek Fixed Income Trust
                        c/o NC Shareholder Services, LLC
                        107 North Washington Street
                        Post Office Box 4365
                        Rocky Mount, North Carolina  27803-0365

  Regular mail redemption request should include:

1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)     Any required signature guarantees (see "Signature Guarantees" below); and

3)     Other  supporting  legal  documents,  if required in the case of estates,
       trusts,  guardianships,   custodianships,   corporations,   partnerships,
       pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

       1)  The name of the Fund and class of shares,
       2)  Shareholder name and account number,
       3)  Number of shares or dollar amount to be redeemed,
       4) Instructions for transmittal of redemption funds to the shareholder, and
       5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-525-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $50,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will generally be paid monthly and capital gains distributions, if any, will be made at least annually. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

YEAR 2000

Like other mutual funds, the Fund and the service providers for the Fund rely heavily on the reasonably consistent operation of their computer systems. Many software programs and certain computer hardware in use today, cannot properly process information after December 31, 1999, because of the method by which dates are encoded and calculated in such programs and hardware. This problem, commonly referred to as the "Year 2000 Issue," could, among other things, negatively impact the processing of trades, the distribution of securities, the pricing of securities and other investment-related and settlement activities. The Trust is currently obtaining and assessing information with respect to the actions that have been taken and the actions that are planned to be taken by each of its service providers to prepare their computer systems for the Year 2000. While the Trust expects that each of the Fund's service providers will have adapted their computer systems to address the Year 2000 Issue, there can be no assurance that this will be the case or that the steps taken by the Trust will be sufficient to avoid any adverse impact to the Fund.

FINANCIAL HIGHLIGHTS

The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years ended March 31, 1999, 1998, and 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such periods is included in the Statement of Additional Information. The financial data for prior fiscal years were audited by other independent auditors. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.


                                                        INSTITUTIONAL SHARES

                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Year ended      Year ended      Year ended      Year ended      Year ended
                                                          March 31,       March 31,       March 31,       March 31,       March 31,
                                                            1999            1998            1997            1996            1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .................         $10.31           $9.98          $10.11           $9.74           $9.93

      Income from investment operations
           Net investment income ...................           0.62            0.64            0.65            0.66            0.63
           Net realized and unrealized (loss) gain
                on investments .....................          (0.01)           0.33           (0.13)           0.37           (0.19)
                                                         -----------     -----------     -----------     -----------     -----------


                Total from investment operations ...           0.61            0.97            0.52            1.03            0.44
                                                         -----------     -----------     -----------     -----------     -----------


      Distributions to shareholders from
           Net investment income ...................          (0.62)          (0.64)          (0.65)          (0.66)          (0.63)
                                                         -----------     -----------     -----------     -----------     -----------

Net asset value, end of year .......................         $10.30          $10.31           $9.98          $10.11           $9.74
                                                         ===========     ===========     ===========     ===========     ===========

Total return .......................................           5.97%           9.91%           5.38%          10.70%           4.73%
                                                         ===========     ===========     ===========     ===========     ===========

Ratios/supplemental data

      Net assets, end of year ......................     $11,466,770     $13,899,229     $11,227,141     $12,261,121     $14,983,474
                                                         ===========     ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees       1.22%           1.10%           1.20%           1.08%           1.08%
           After expense reimbursements and waived fees        0.90%           0.90%           0.90%           0.87%           0.77%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees       5.53%           6.01%           6.07%           6.20%           6.15%
           After expense reimbursements and waived fees        5.85%           6.21%           6.37%           6.41%           6.45%

      Portfolio turnover rate                                 50.90%          38.46%          32.94%          16.57%          19.64%



See accompanying notes to financial statements

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                           INVESTEK FIXED INCOME TRUST

                               INSTITUTIONAL CLASS
________________________________________________________________________________


Additional information about the Fund is available in the Fund's Statement of Additional Information. The Fund's Annual and Semi-annual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

These reports are available free of charge upon request by contacting us:


         By telephone:              1-800-525-3863



         By mail:                   Investek Fixed Income Trust
                                    c/o NC Shareholder Services, LLC
                                    107 North Washington Street
                                    Post Office Box 4365
                                    Rocky Mount, NC  27803-0365


         By e-mail:                 info@ncfunds.com


         On the Internet:           www.ncfunds.com




Information about the Fund can also be reviewed and copied at the Securities SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.






Investment Company Act file number 811-06199

                                     PART B
                                     ======


                       STATEMENT OF ADDITIONAL INFORMATION

                               CAPITAL VALUE FUND

                                 August 1, 1999

                                   A Series of
                       THE NOTTINGHAM INVESTMENT TRUST II
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-525-3863






                                Table of Contents
                                -----------------

INVESTMENT OBJECTIVE AND POLICIES..............................................2
INVESTMENT LIMITATIONS.........................................................4
PORTFOLIO TRANSACTIONS.........................................................6
NET ASSET VALUE................................................................7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................8
DESCRIPTION OF THE TRUST.......................................................9
ADDITIONAL INFORMATION CONCERNING TAXES.......................................10
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................12
SPECIAL SHAREHOLDER SERVICES..................................................16
ADDITIONAL INFORMATION ON PERFORMANCE.........................................18
FINANCIAL STATEMENTS..........................................................20
APPENDIX A....................................................................21









This Statement of Additional Information (the "SAI") is meant to be read in conjunction with the Prospectus, dated the same date as this SAI, for the Capital Value Fund (the "Fund") relating to the Fund's Investor Shares, as the Prospectus may be amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for the Investor Class of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest. The Fund commenced operations November 16, 1990 as a separate diversified investment portfolio to the Nottingham Investment Trust II ("Trust").

Equity Securities. The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In determining whether a common stock is a strong candidate for inclusion in the portfolio, the Advisor considers, among other things, such factors as: research material generated by the brokerage community; investment and business publications and general investor attitudes as perceived by the Advisor; valuation with respect to price-to-book value, price-to-sales, price-to-cash flow, price-to-earnings ratios, and dividend yield, all compared to historical valuations and future prospects for the company as judged by the Advisor. In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stock, convertible preferred stock, and convertible bonds.

Foreign Securities. The Fund may invest in the securities of foreign private issuers. The Fund may invest up to 10% of its total assets in foreign securities in order to take advantage of opportunities for growth where, as with domestic securities, they are depressed in price because they are out of favor with most of the investment community. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. To the extent the Fund invests in other foreign securities, it will generally limit such investments to foreign securities traded on foreign securities exchanges.

Fixed Income Securities. The Fund's fixed income investments will include corporate debt obligations and U.S. Government Securities. The maturity of the fixed income securities purchased and held by the Fund will depend upon, among other reasons, the current and expected trend in interest rates, credit quality of the fixed income securities, relative attractiveness of fixed income securities versus equity securities, and the overall economic situation, current and expected. The Advisor will consider a number of factors in determining when to purchase and sell the investments of the Fund and when to invest for long, intermediate, or short maturities. Such factors may include money supply growth, the rate of unemployment, changes in consumer, wholesale and producer prices, as well as raw materials, commodities, and industrial prices, capital spending, the Gross National Product ("GNP") and industrial production. The Advisor will also consider the impact of inflation and the attitudes and concerns of key officials in the Federal Reserve and U.S. Government.

Corporate debt obligations purchased by the Fund will consist of "investment grade" securities -- those rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Debt obligations rated Baa by Moody's or BBB by S&P, Fitch, or D&P may be considered speculative. Descriptions of the quality ratings of Moody's, S&P, Fitch, and D&P are contained in the Statement of Additional Information. While the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness. For as long as the Fund holds a fixed income issue, the Advisor monitors the issuer's credit standing. If following investment, a corporate debt obligation held by the Fund is no longer considered to be "investment grade," or is considered to be "investment grade" by one rating agency but not by another, the Advisor will re-evaluate the issuer's credit standing and may retain the investment if it is still determined to be creditworthy.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. Government Securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Real Estate Securities. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its assets in real estate securities.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Description of Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The Fund may not purchase restricted securities, which are securities that cannot be sold to the public without registration under the federal securities laws.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of
(i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or the Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things;

(6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box" (A short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(9) Write, purchase or sell puts, calls or combinations thereof, or purchase or sell commodities, warrants, commodities contracts, futures contracts or related options;

(10) Participate on a joint or joint and several basis in any trading account in securities;

(11)     Make loans of money or  securities,  except that the Fund may invest in
         repurchase  agreements,   money  market  instruments,  and  other  debt
         securities;

(12) Invest more than 10% of the value of its net assets in repurchase agreements having a maturity of longer than seven days or other not readily marketable securities;

(13)     Invest in restricted securities;

(14) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities, if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and the Fund may pledge its assets to secure all such borrowings;

(15) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; and

(16) Invest more than 10% of the Fund's total assets in foreign securities, including sponsored American Depository Receipts.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (restriction (14) above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the spread or commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher spread or commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such spread or commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any spread or commissions paid by the Fund to consider whether the spread or commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended March 31, 1999, 1998, and 1997, the total dollar amounts of brokerage commissions paid by the Fund were $34,633, $27,164, and $5,560, respectively, all of which was paid during such respective periods to the Distributor. Transactions in which the Fund used the Distributor as broker involved 100% of the aggregate dollar amount of transactions involving the payment of commissions and 100% of the aggregate broker commissions paid by the Fund for the fiscal year ended March 31, 1999.


                                 NET ASSET VALUE

The net asset value per share of each Class of Shares of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time), Monday through Friday, except on business holidays when the New York Stock Exchange is closed. The New York Stock Exchange recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day,
Thanksgiving Day, and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be considered a business holiday on which the net asset value of each Class of Shares of the Fund will not be calculated.

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Board of Trustees approves such allocation. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

For the fiscal years ended March 31, 1999, 1998, and 1997, the total expenses of the Investor Shares of the Fund after fee waivers and expense reimbursements (if applicable) were $218,813, $190,073, and $186,235, respectively. Institutional Shares of the Fund were not authorized for issuance during such fiscal years.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus a sales charge for Investor Shares of the Fund. Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions. The current schedule of sales charges and related dealer discounts and brokerage commissions is set forth in the Prospectus for the Investor Shares, along with the information on current purchases, rights of accumulation, and letters of intent. See "Your Investment in the Fund" section in the Prospectus for more detailed information.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution (the "Plan") for the Investor Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "The Distributor - Distribution Plan of the Fund's Shares" in the Prospectus). Under the Plan the Fund may expend up to 0.50% of the Investor Shares' average net assets annually to finance any activity which is primarily intended to result in the sale of Investor Shares of the Fund and the servicing of shareholder accounts, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells Investor Shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

It is anticipated that a portion of the 12b-1 fees received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing to potential investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the sale of Investor Class Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Class Shares.

The Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to the Investor Class Shares regardless of the level of expenditures made by the Distributor. The Board of Trustees of the Trust will, however, take into account such expenditures for purposes of reviewing operations under the Plan and concerning their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Class Shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Class Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Class Shares of the Fund; and
(f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Class Shares.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the Distribution Agreement with the Distributor have been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Board of Trustees has made such a determination for the current year of operations under the Plan. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the Fund's outstanding Investor Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the Investor Shares' outstanding voting stock, as well as by a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the noninterested Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

For the fiscal year ended March 31, 1999, the Fund incurred $50,925 for costs in connection with the Plan under Rule 12b-1. Such costs were spent on compensation to sales personnel for sale of Investor Shares and servicing of shareholder accounts and advertising costs.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "How Shares May Be Redeemed," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on October 25, 1990. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of eight series, as follows: Capital Value Fund managed by Capital Investment Counsel, Inc. of Raleigh, North Carolina; Investek Fixed Income Trust managed by Investek Capital Management, Inc. of Jackson, Mississippi; The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund managed by Brown Capital Management, Inc. of Baltimore, Maryland; The WST Growth & Income Fund managed by Wilbanks, Smith & Thomas Asset Management, Inc. of Norfolk, Virginia; and The CarolinasFund managed by Morehead Capital Advisors, LLC of Charlotte, North Carolina and Capital Investment Counsel Inc. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multiclass Plan which contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including the Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

Trustees and Officers. The Trustees and executive officers of the Trust, their addresses and ages, and their principal occupations for the last five years are as follows:

                                                 TRUSTEES

----------------------------------------------- -------------------------------- ---------------------------------------------
                                                                                 Principal Occupation(s)
Name, Age and Address                           Position                         During Past 5 Years
----------------------------------------------- -------------------------------- ---------------------------------------------
Jack E. Brinson, 65                             Trustee and Chairman             President, Brinson Investment Co.,
1105 Panola Street                                                               President, Brinson Chevrolet, Inc.,
Tarboro, North Carolina  27886                                                   Tarboro, North Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
Thomas W. Steed, 40                             Trustee                          Senior Corporate Attorney
101 Bristol Court                                                                Hardees Food Systems, Rocky Mount, North
Rocky Mount, North Carolina  27802                                               Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
J. Buckley Strandberg, 38                       Trustee                          Vice President, Standard Insurance and
Post Office Box 1375                                                             Realty, Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802
----------------------------------------------- -------------------------------- ---------------------------------------------
Eddie C. Brown, 58                              Trustee*                         President, Brown Capital Management, Inc.,
809 Cathedral Street                                                             Baltimore, Maryland
Baltimore, Maryland  21201
----------------------------------------------- -------------------------------- ---------------------------------------------
Richard K. Bryant, 39                           Trustee*                         President, Capital Investment Group,
Post Office Box 32249                                                            Raleigh, North Carolina; Vice President
Raleigh, North Carolina  27622                                                   Capital Investment Counsel, Raleigh, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
__________
*Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act.


                                                 OFFICERS

----------------------------------------------- -------------------------------- ---------------------------------------------
                                                                                 Principal Occupation(s)
Name, Age and Address                           Position                         During Past 5 Years
----------------------------------------------- -------------------------------- ---------------------------------------------
Michael T. McRee, 55                            President, Investek Fixed        President, Investek Capital Management,
317 East Capitol                                Income Trust                     Inc., Jackson, Mississippi
Jackson, Mississippi  39201
----------------------------------------------- -------------------------------- ---------------------------------------------
Wayne F. Wilbanks, 38                           President, The WST Growth &      President, Wilbanks, Smith & Thomas
One Commercial Place, Suite 1150                Income Fund                      Asset Management, Inc., Norfolk, Virginia
Norfolk, Virginia  25510
----------------------------------------------- -------------------------------- ---------------------------------------------
Eddie C. Brown, 58                              President, The Brown Capital     President, Brown Capital Management, Inc.,
809 Cathedral Street                            Management Funds                 Baltimore, Maryland
Baltimore, Maryland  21201
----------------------------------------------- -------------------------------- ---------------------------------------------
Richard K. Bryant, 39                           President, Capital Value Fund;   President, Capital Investment Group,
Post Office Box 32249                           Vice President, The              Raleigh, North Carolina, Vice President,
Raleigh, North Carolina  27622                  CarolinasFund                    Capital Investment Counsel, Raleigh, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
Elmer O. Edgerton, Jr., 57                      Vice President, Capital Value    President, Capital Investment Counsel
Post Office Box  32249                          Fund                             Raleigh, North Carolina; Vice President
Raleigh, North Carolina  27622                                                   Capital Investment Group, Raleigh, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
Doug S. Folk, 38                                Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Investment, Inc., Jackson, Mississippi,
Jackson, Mississippi  39201                                                      since 1996; previously, Portfolio Manager,
                                                                                 Southern Farm Bureau Life Insurance
                                                                                 Company, Jackson, Mississippi
----------------------------------------------- -------------------------------- ---------------------------------------------
R. Mark Fields, 46                              Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Management, Inc., Jackson, Mississippi
Jackson, Mississippi  39201
----------------------------------------------- -------------------------------- ---------------------------------------------
John M. Friedman, 55                            Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Management, Inc., Jackson, Mississippi
Jackson, Mississippi  39201
----------------------------------------------- -------------------------------- ---------------------------------------------
Keith A. Lee, 38                                Vice President, The Brown        Vice President, Brown Capital Management,
309 Cathedral Street                            Capital Management Funds         Inc., Baltimore, Maryland
Baltimore, Maryland  21201
----------------------------------------------- -------------------------------- ---------------------------------------------
C. Frank Watson, III, 28                        Secretary                        Vice President, The Nottingham Company
105 North Washington Street                                                      Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802
----------------------------------------------- -------------------------------- ---------------------------------------------
Julian G. Winters, 30                           Treasurer and Assistant          Legal and Compliance Director, The
105 North Washington Street                     Secretary                        Nottingham Company, Rocky Mount, North
Rocky Mount, North Carolina  27802                                               Carolina, since 1996; previously Operations
                                                                                 Manager, Tar Heel Medical, Nashville, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year, plus $250 per series of the Trust per meeting attended in person or $100 per series of the Trust per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.


                                        Compensation Table*

                                                  Pension
                                                 Retirement                            Total
                                Aggregate         Benefits         Estimated       Compensation
                              Compensation       Accrued As          Annual       From the Trust
     Name of Person,            from the        Part of Fund     Benefits Upon        Paid to
        Position                  Fund            Expenses         Retirement        Trustees
        --------                  ----            --------         ----------        --------
Jack E. Brinson                  $1,250             None              None            $9,750
Trustee

Eddie C. Brown                    None              None              None             None
Trustee

Richard K. Bryant                 None              None              None             None
Trustee

Thomas W. Steed                  $1,250             None              None            $9,750
Trustee

J. Buckley Strandberg            $1,250             None              None            $9,750
Trustee

*Figures are as of the Fund's fiscal year ended March 31, 1999.

Principal Holders of Voting Securities. As of May 13, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On the same date the following shareholder owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of May 13, 1999.

                                   Investor Shares
                                   ---------------

Name and Address of                Amount and Nature of
Beneficial Owner                   Beneficial Ownership                 Percent
----------------                   --------------------                 -------

Olcoba Company                      363,931.346 shares                  50.606%*
P.O. Box 1000
Minneapolis, Minnesota  55480-1000

* Pursuant to applicable SEC regulations, this shareholder is deemed to control the Fund.

Investment Advisor. Information about Capital Investment Counsel, Inc. (the "Advisor") and its duties and compensation as Advisor is contained in the Prospectus.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% on assets over $250 million. For the fiscal years ended March 31, 1999, 1998, and 1997, the Fund paid the Advisor its advisory fee of $61,110, $53,764, and $47,054, respectively.

Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Company, Inc. (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a general administration fee at the annual rate of 0.175% of the average daily net assets of the Fund on the first $50 million; 0.150% of the next $50 million; 0.125% on the next $50 million; and 0.100% of its average daily net assets in excess of $150 million. In addition, the Administrator receives a base monthly fund accounting fee of $2,000 for accounting and recordkeeping services for the Fund and $750 for each Class of Shares beyond the initial Class. The Administrator receives a minimum fee of $4,000 per month for all of its fees listed above, taken in the aggregate, analyzed monthly. In addition, the Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

For services to the Fund for the fiscal years ended March 31, 1999, 1998, and 1997, the Administrator received general administration fees of $21,583, $25,103, and $21,974, respectively. For the same fiscal years, the Administrator received fund accounting fees of $22,500, $21,000, and $21,000, respectively.

The Administrator performs the following services for the Fund: (1) coordinates with the Custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is compensated $15 per shareholder per year, with a minimum fee of $750 per month, per class. Prior to September 15, 1998, the Transfer Agent was compensated by the Administrator for its services to the Fund. For the period from September 15, 1998 to March 31, 1999, the Transfer Agent received $4,697 for its services from the Fund.

Distributor. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust. The Distributor is an affiliate of the Advisor.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

For the fiscal years ended March 31, 1999, 1998, and 1997, the Distributor received aggregate commissions for the sale of Fund shares in the amounts of $15,525, $16,129, and $4,464, respectively, of which the Distributor retained $2,240, $2,316, and $597, respectively, after reallowance to broker-dealers and sales representatives.

Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, serves as independent auditors for the Fund, and audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Dechert Price & Rhoads serves as legal counsel to The Nottingham Investment Trust II and the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-525-3863, or by writing to:

                               Capital Value Fund
                                 Investor Shares
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Determining the Fund's Net Asset Value" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                 Reduced Sales Charges for Investor Class Shares

Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust advised by the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $50,000, and shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table in the Prospectus. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (a) the total public offering price of the shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge by executing a letter of intent. A letter of intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying this Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of shares of the Fund in shares of the Fund or in shares of another series of the Trust advised by the Advisor and sold with a sales charge, within 90 days after the redemption. If the other series charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value. The Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of each Class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

       Where:    T =   average annual total return.
                 ERV = ending  redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
                 P =   hypothetical  initial  payment of $1,000  from which  the
                       maximum sales load is deducted.
                 n =   period covered by the computation,  expressed in terms of
                       years.

The Fund may also compute the aggregate total return of each Class of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The average annual total return quotations for the Investor Shares of the Fund for the fiscal year ended March 31, 1999, the five years ended March 31, 1999, and since inception (December 31, 1991, to March 31, 1999) are 10.66%, 14.76%, and 12.11%, respectively. The cumulative total return quotation for the Investor Shares of the Fund since inception through March 31, 1999, is 129.05%. These performance quotations assume that the maximum 3.5% sales load for the Fund was deducted from the initial investment. The total return of the Investor Shares of the Fund for the fiscal year ended March 31, 1999, the five years ended March 31, 1999, and since inception through March 31, 1999, without deducting the maximum 3.5% sales load, are 14.67%, 15.58%, and 12.66%, respectively. The cumulative total return quotation for the Investor Shares of the Fund since inception through March 31, 1999, without deducting the maximum 3.5% sales load, is 137.36%. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future. The Institutional Shares of the Fund were not offered during the period of such performance quotations.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, the Lehman Aggregate Bond Index, or a combination of such indices. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above. As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the reflects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal  year ended  March 31,  1999,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders are incorporated by reference and made a part of this document.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Fund may acquire from time to time fixed income securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

       AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

       A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt which is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered Investment-Grade Debt Securities by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below-average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

       F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________


                 a series of The Nottingham Investment Trust II






                               ANNUAL REPORT 1999


                           FOR THE YEAR ENDED MARCH 31






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                  919-831-2370

                               CAPITAL VALUE FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                               Capital Value Fund

                               MANAGER'S COMMENTS


     In order to predict the future you must look to the past. That old saying has served me well. 1999 is very similar to 1998. At this point in 1998, the Capital Value Fund took advantage of high valuations in the stock market and sold many of our holdings at a substantial profit. By August of 1998 our cash position was in excess of 25%. This timing was fortunate in light of the markets subsequent late summer sell off. As I write this, the cash portion in the Capital Value Fund is 20%. Deja vu all over again?

     The broad market averages have been weak over the past four weeks and I feel this late spring weakness will provide a logical entry point into several of our favorite sectors. In this day, the financial markets show their pleasure and displeasure in a much more rapid and volatile fashion than even three years ago. A drawback to these large, rapid moves is that the downside in equities can be greater, ergo the reward for prudent management is much greater.

     Rereading my comments from last November, I noted our focus on three sectors, oil services, airlines, and financial services. Well, two out of three isn't bad. We managed a minor 10% gain in the airlines, but have reaped gains of 50% or more in oil services and financials. We are still holding our oil service stocks, but have sold the majority of our financial positions. The reason behind the sale was an extremely high valuation on these stocks. For example, I know that Citigroup is a wonderful company, but I fail to see how they can consistently sell at 30 times earnings!

     Several of our favorite technology and drug stocks have been punished during the second quarter, and we will use continued weakness to build up our positions. The key to this market's level remains the yield on the 30 year Treasury bond. The yield is currently 5.70%. A move in yield significantly above 6.25% would lead me to question the stock markets' high valuation.

                               Capital Value Fund

                    Performance Update - $10,000 Investment
                    For the period from December 31, 1991 to
                                 March 31, 1999


[GRAPH:]
                   Capital       60% S&P 500 Index
                    Value       40% Lehman Aggregate
                    Fund             Bond Index
                    ----             ----------
     12/31/91       9,650             10,000
      3/31/92       9,541              9,797
      9/30/92       9,929             10,432
      3/31/93      10,616             11,213
      9/30/93      10,898             11,659
      3/31/94      11,099             11,418
      9/30/94      11,395             11,763
      3/31/95      12,084             12,711
      9/30/95      13,474             14,547
      3/31/96      14,037             15,767
      9/30/96      14,473             16,702
      3/31/97      15,031             18,098
      9/30/97      18,987             21,780
      3/31/98      19,975             24,773
      9/30/98      19,436             23,890
      3/31/99      22,905             28,597


This graph depicts the performance of the Capital Value Fund versus a combined index of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. It is important to note that the Capital Value Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
-------------------------------------------------------------------------------
                           Since Inception      One Year         Five Years
-------------------------------------------------------------------------------
      No Sales Load            12.66%            14.67%            15.58%
-------------------------------------------------------------------------------
 Maximum 3.5% Sales Load       12.11%            10.66%            14.76%
-------------------------------------------------------------------------------


The graph assumes an initial $10,000 investment at December 31, 1991 ($9,650 after maximum sales load of 3.5%). All dividends and distributions are reinvested.

At March 31, 1999, the Capital Value Fund would have grown to $22,905 - total investment return of 129.05% since December 31, 1991. Without the deduction of the 3.5% maximum sales load, the Capital Value Fund would have grown to $23,736
- total investment return of 137.36% since December 31, 1991. The sales load may be reduced or eliminated for larger purchases.

At March 31, 1999, a similar investment in a combined index of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index would have grown to $28,597 - total investment return of 185.97% since December 31, 1991.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 68.75%

     Auto & Trucks - 3.86%
        (a)DaimlerChrysler AG ..................................................                        810               $   69,508
           Ford Motor Company ..................................................                      4,000                  226,750
           General Motors Corporation ..........................................                      1,500                  130,500
                                                                                                                          ----------
                                                                                                                             426,758
                                                                                                                          ----------
     Beverages - 0.71%
           PepsiCo, Inc. .......................................................                      2,000                   78,375
                                                                                                                          ----------

     Brewery - 0.98%
           Adolph Coors Company ................................................                      2,000                  108,000
                                                                                                                          ----------

     Broadcast - Radio & Television - 1.15%
        (a)MediaOne Group, Inc. ................................................                      2,000                  127,000
                                                                                                                          ----------

     Building Materials - 0.93%
           Louisiana-Pacific Corporation .......................................                      5,500                  102,438
                                                                                                                          ----------

     Commercial Services - 0.75%
           Automatic Data Processing, Inc. .....................................                      2,000                   82,750
                                                                                                                          ----------

     Computers - 8.39%
           Compaq Computer Corporation .........................................                     12,000                  381,000
        (a)Dell Computer Corporation ...........................................                      4,000                  163,500
        (a)EMC Corporation .....................................................                      3,000                  383,250
                                                                                                                          ----------
                                                                                                                            927,750
                                                                                                                          ----------
     Computer Software & Services - 12.28%
        (a)3Com Corporation ....................................................                      3,500                   81,594
        (a)Brooktrout Technology, Inc. .........................................                      4,300                   45,150
        (a)Cisco Systems, Inc. .................................................                      6,250                  684,766
           Hewlett-Packard Company .............................................                      3,000                  203,438
        (a)Novell, Inc. ........................................................                     10,500                  264,469
        (a)Parametric Technology Corporation ...................................                      4,000                   79,000
                                                                                                                          ----------
                                                                                                                           1,358,417
                                                                                                                          ----------
     Electronics - 7.84%
        (a)Cree Research, Inc. .................................................                      7,500                  352,031
           General Electric Company ............................................                      2,000                  221,250
           Motorola, Inc. ......................................................                      4,000                  293,000
                                                                                                                          ----------
                                                                                                                             866,281
                                                                                                                          ----------
     Financial - Banks, Commercial - 8.06%
           BankAmerica Corporation .............................................                      3,000                  211,875
           BankBoston Corporation ..............................................                      2,000                   86,625
           Bankers Trust Corporation ...........................................                      1,000                   88,250

                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Financial - Banks, Commercial - (Continued)
           The Bear Stearns Companies Inc. .......................................                    5,250               $  234,609
           First Union Corporation ...............................................                    2,000                  106,875
           Wachovia Corporation ..................................................                    2,000                  162,375
                                                                                                                          ----------
                                                                                                                             890,609
                                                                                                                          ----------
     Foreign Securities - 0.91% (b)
           Norsk Hydro ASA - ADR .................................................                    2,500                  100,938
                                                                                                                          ----------

     Industrial Materials - Specialty - 0.84%
        (a)The AES Corporation ...................................................                    2,500                   93,125
                                                                                                                          ----------

     Oil & Gas - Equipment & Services - 4.10%
           Baker Hughes Incorporated .............................................                    8,300                  201,794
           Halliburton Company ...................................................                    5,000                  192,500
        (a)Smith International, Inc. .............................................                    1,500                   60,000
                                                                                                                          ----------
                                                                                                                             454,294
                                                                                                                          ----------
     Pharmaceuticals - 3.44%
           McKesson HBOC, Inc. ...................................................                    1,700                  112,200
           Mylan Laboratories Inc. ...............................................                    6,000                  164,625
        (a)Roberts Pharmaceutical Corporation ....................................                    5,000                  103,750
                                                                                                                          ----------
                                                                                                                             380,575
                                                                                                                          ----------
     Retail - Apparel - 3.39%
           Nike, Inc. ............................................................                    6,500                  374,969
                                                                                                                          ----------

     Retail - Department Stores - 4.15%
           Sears, Roebuck & Company ..............................................                    7,100                  320,831
           Wal-Mart Stores, Inc. .................................................                    1,500                  138,468
                                                                                                                          ----------
                                                                                                                             459,299
                                                                                                                          ----------
     Telecommunications Equipment - 0.96%
           PairGain Technologies, Inc. ...........................................                   10,000                   97,500
        (a)Premisys Communications, Inc. .........................................                    1,000                    8,625
                                                                                                                          ----------
                                                                                                                             106,125
                                                                                                                          ----------
     Transportation - Air - 3.09%
        (a)US Airways Group, Inc. ................................................                    7,000                  341,688
                                                                                                                          ----------

     Utilities - Telecommunications - 2.92%
           GTE Corporation .......................................................                    2,000                  121,000
           SBC Communications Inc. ...............................................                    2,194                  103,391
           Sprint Corporation ....................................................                    1,000                   98,125
                                                                                                                          ----------
                                                                                                                             322,516
                                                                                                                          ----------

           Total Common Stocks (Cost $4,887,614) .................................                                         7,601,907
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest           Maturity               Value
                                                                Principal            Rate               Date                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 17.92%

           A T & T Corporation ..............................   $ 50,000            7.500%            06/01/06            $   54,125
           A T & T Corporation ..............................     50,000            8.125%            01/15/22                53,313
           A T & T Corporation ..............................     50,000            8.125%            07/15/24                53,938
           A T & T Corporation ..............................    100,000            8.625%            12/01/31               111,375
           American Express Company .........................     50,000            8.625%            05/15/22                53,798
           Anheuser-Busch Companies, Inc. ...................     25,000            9.000%            12/01/09                30,944
           Archer Daniels Midland Corporation ...............    100,000            6.250%            05/15/03               101,819
           Archer Daniels Midland Corporation ...............     25,000            8.875%            04/15/11                30,948
           BellSouth Telecommunications .....................     50,000            6.250%            05/15/03                51,000
           BellSouth Telecommunications .....................     50,000            7.000%            02/01/05                53,188
           BellSouth Telecommunications .....................     25,000            7.875%            08/01/32                26,500
           BellSouth Telecommunications .....................    125,000            6.750%            10/15/33               122,031
           The Boeing Company ...............................    150,000            8.750%            09/15/31               180,000
           The Coca-Cola Company ............................     70,000            8.500%            02/01/22                82,979
           Du Pont (E.I.) De Nemours & Company ..............     50,000            8.125%            03/15/04                54,812
           Du Pont (E.I.) De Nemours & Company ..............     50,000            7.950%            01/15/23                53,340
           Duke Energy Corp .................................     20,000            6.375%            03/01/08                20,100
           Duke Energy Corp .................................    100,000            6.750%            08/01/25                98,750
           General Electric Capital Corporation .............    100,000            8.750%            05/21/07               118,015
           International Business Machines ..................     50,000            8.375%            11/01/19                59,813
           Morgan Stanley Group, Inc. .......................     75,000            7.500%            02/01/24                75,111
           Pacific Bell .....................................    100,000            6.250%            03/01/05               101,125
           United Parcel Service of America .................     50,000            8.375%            04/01/20                60,274
           U S West Communications Group ....................     50,000            6.875%            09/15/33                48,117
           Wachovia Corporation .............................     75,000            6.375%            04/15/03                76,469
           Wal-Mart Stores, Inc. ............................     25,000            6.500%            06/01/03                25,778
           Wal-Mart Stores, Inc. ............................    150,000            8.875%            06/29/11               155,735
           Wal-Mart Stores, Inc. ............................     25,000            8.500%            09/15/24                27,902
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,795,761) ..............................................................    1,981,299
                                                                                                                          ----------

                                                                                                       Shares
                                                                                                     ----------
INVESTMENT COMPANIES - 9.08%

     Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ........................................           501,797               501,797
     Evergreen Money Market Treasury Institutional Treasury Money
           Market Fund Institutional Service Shares ........................................           501,797               501,797
                                                                                                                          ----------

           Total Investment Companies (Cost $1,003,594) ................................................................   1,003,594
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999



Total Value of Investments (Cost $7,686,969 (c)) .................................                    95.75%             $10,586,800
Other Assets Less Liabilities ....................................................                     4.25%                 469,474
                                                                                                     ------              -----------
     Net Assets ..................................................................                   100.00%             $11,056,274
                                                                                                     ======              ===========


     (a)  Non-income producing investment.

     (b)  Foreign securities represent securities issued in the United States markets by non-domestic companies.

     (c)  Aggregate  cost  for  financial  reporting   and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..................................................................                   $ 3,094,963
           Unrealized depreciation ..................................................................                      (195,132)
                                                                                                                        -----------

                          Net unrealized appreciation ...............................................                   $ 2,899,831
                                                                                                                        ===========


     The following acronym is used in this portfolio:

           ADR - American Depository Receipt













See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Investments, at value (cost $7,686,969) ............................................................              $10,586,800
       Cash ...............................................................................................                  515,010
       Income receivable ..................................................................................                   45,375
       Receivable for investments sold ....................................................................                   99,314
                                                                                                                         -----------

            Total assets ..................................................................................               11,246,499
                                                                                                                         -----------

LIABILITIES
       Accrued expenses ...................................................................................                   21,653
       Payable for investment purchases ...................................................................                  168,572
                                                                                                                         -----------

            Total liabilities .............................................................................                  190,225
                                                                                                                         -----------

NET ASSETS
       (applicable to 721,904 Investor Class Shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ............................................              $11,056,274
                                                                                                                         ===========

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
       ($11,056,274 / 721,904 shares) .....................................................................                   $15.32
                                                                                                                         ===========

OFFERING PRICE PER INVESTOR CLASS SHARE
       (100 / 96.5% of $15.32) ............................................................................                   $15.88
                                                                                                                         ===========

NET ASSETS CONSIST OF
       Paid-in capital ....................................................................................              $ 7,759,067
       Accumulated net realized gain on investments .......................................................                  397,376
       Net unrealized appreciation on investments .........................................................                2,899,831
                                                                                                                         -----------
                                                                                                                         $11,056,274
                                                                                                                         ===========













See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999



INVESTMENT INCOME

       Income
            Interest .......................................................................................              $  146,911
            Dividends ......................................................................................                 112,411
                                                                                                                          ----------

                  Total income .............................................................................                 259,322
                                                                                                                          ----------

       Expenses
            Investment advisory fees (note 2) ..............................................................                  61,110
            Fund administration fees (note 2) ..............................................................                  21,583
            Distribution and service fees - Investor Class Shares (note 3) .................................                  50,925
            Custody fees ...................................................................................                   3,821
            Registration and filing administration fees (note 2) ...........................................                   2,864
            Fund accounting fees (note 2) ..................................................................                  22,500
            Audit fees .....................................................................................                  10,100
            Legal fees .....................................................................................                  15,743
            Securities pricing fees ........................................................................                   6,074
            Shareholder recordkeeping fees .................................................................                   5,578
            Other accounting fees ..........................................................................                   2,840
            Shareholder servicing expenses .................................................................                   4,179
            Registration and filing expenses ...............................................................                   3,489
            Printing expenses ..............................................................................                   2,628
            Trustee fees and meeting expenses ..............................................................                   3,767
            Other operating expenses .......................................................................                   1,612
                                                                                                                          ----------

                  Total expenses ...........................................................................                 218,813
                                                                                                                          ----------

                       Net investment income ...............................................................                  40,509
                                                                                                                          ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ......................................................               1,210,654
       Increase in unrealized appreciation on investments ..................................................                 169,272
                                                                                                                          ----------

            Net realized and unrealized gain on investments ................................................               1,379,926
                                                                                                                          ----------

                  Net increase in net assets resulting from operations .....................................              $1,420,435
                                                                                                                          ==========











See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended         Year ended
                                                                                                      March 31,          March 31,
                                                                                                        1999               1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income ..............................................                       $    40,509        $    81,731
          Net realized gain from investment transactions .....................                         1,210,654          1,175,258
          Increase in unrealized appreciation on investments .................                           169,272          1,240,206
                                                                                                     -----------        -----------

              Net increase in net assets resulting from operations ...........                         1,420,435          2,497,195
                                                                                                     -----------        -----------

     Distributions to shareholders from
          Net investment income ..............................................                           (40,509)           (81,731)
          Net realized gain from investment transactions .....................                          (813,281)        (1,175,255)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ............                          (853,790)        (1,256,986)
                                                                                                     -----------        -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a)                           601,561            909,604
                                                                                                     -----------        -----------

                   Total increase in net assets ..............................                         1,168,206          2,149,813

NET ASSETS

     Beginning of year .......................................................                         9,888,068          7,738,255
                                                                                                     -----------        -----------

     End of year .............................................................                       $11,056,274        $ 9,888,068
                                                                                                     ===========        ===========



(a) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                         Year ended                            Year ended
                                                                       March 31, 1999                        March 31, 1998

                                                                 Shares              Value             Shares              Value
                                                            ------------------------------------------------------------------------

Shares sold ...............................................         65,106        $   969,346             59,404        $   887,599
Shares issued for reinvestment
     of distributions .....................................         57,489            853,665             86,177          1,254,982
                                                               -----------        -----------        -----------        -----------

                                                                   122,595          1,823,011            145,581          2,142,581

Shares redeemed ...........................................        (82,277)        (1,221,450)           (82,958)        (1,232,977)
                                                               -----------        -----------        -----------        -----------

     Net increase .........................................         40,318        $   601,561             62,623        $   909,604
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended     Year ended     Year ended     Year ended     Year ended
                                                              March 31,      March 31,      March 31,      March 31,      March 31,
                                                                1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .......................      $14.51         $12.50         $11.92         $10.75         $10.42

      Income from investment operations
           Net investment income .........................        0.06           0.13           0.15           0.19           0.17
           Net realized and unrealized gain on investments        2.02           3.93           0.70           1.53           0.73
                                                            -----------    -----------    -----------    -----------    -----------

                Total from investment operations .........        2.08           4.06           0.85           1.72           0.90
                                                            -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income .........................       (0.06)         (0.13)         (0.15)         (0.20)         (0.21)
           Tax return of capital .........................        0.00           0.00          (0.01)          0.00           0.00
           Net realized gain from investment transactions        (1.21)         (1.92)         (0.11)         (0.35)         (0.36)
                                                            -----------    -----------    -----------    -----------    -----------

                Total distributions ......................       (1.27)         (2.05)         (0.27)         (0.55)         (0.57)
                                                            -----------    -----------    -----------    -----------    -----------

Net asset value, end of year .............................      $15.32         $14.51         $12.50         $11.92         $10.75
                                                            ===========    ===========    ===========    ===========    ===========

Total return (a) .........................................       14.67%         32.89%          7.08%         16.16%          8.66%
                                                            ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data

      Net assets, end of year ............................  $11,056,274    $ 9,888,068    $ 7,738,255    $ 7,551,803    $ 6,775,562
                                                            ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.15%          2.12%          2.38%          2.56%          2.58%
           After expense reimbursements and waived fees           2.15%          2.12%          2.38%          2.33%          2.47%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees          0.40%          0.91%          1.12%          1.44%          1.55%
           After expense reimbursements and waived fees           0.40%          0.91%          1.12%          1.66%          1.66%

      Portfolio turnover rate                                    70.65%         33.50%          7.31%         12.33%         24.67%

      (a)  Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Investor Class of shares of the Fund on June 15, 1995 and an additional class of shares, the Institutional shares, was authorized. To date, only Investor Class shares have been issued by the Fund. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. Prior to October 1, 1998, the administration fee was at an annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Prior to October 1, 1998, the fee for accounting and recordkeeping services was $1,750. The contract with the
              Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. Prior to October 1, 1998, the minimum monthly aggregate fee was $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


              Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 1999, the Distributor retained sales charges in the amount of $2,240.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class shares'
              average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class shares' average daily net assets. The Fund incurred $50,925 of such expenses under the Plan for the year ended March 31, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $6,219,046 and $6,652,467, respectively, for the year ended March 31, 1999.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

              For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total amount of $1.21 per share distributions for the year ended March 31, 1999, was classified as long-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of Capital Value Fund:

We have audited the accompanying statement of assets and liabilities of Capital Value Fund (the "Fund"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Value Fund as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999

                       STATEMENT OF ADDITIONAL INFORMATION

                           INVESTEK FIXED INCOME TRUST

                                 August 1, 1999

                                   A Series of
                       THE NOTTINGHAM INVESTMENT TRUST II
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-525-3863




                                Table of Contents
                                -----------------

                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVE AND POLICIES...........................................  2
INVESTMENT LIMITATIONS......................................................  4
PORTFOLIO TRANSACTIONS......................................................  6
NET ASSET VALUE.............................................................  7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................  8
DESCRIPTION OF THE TRUST....................................................  8
ADDITIONAL INFORMATION CONCERNING TAXES.....................................  9
MANAGEMENT AND OTHER SERVICE PROVIDERS.....................................  10
SPECIAL SHAREHOLDER SERVICES...............................................  14
ADDITIONAL INFORMATION ON PERFORMANCE......................................  16
FINANCIAL STATEMENTS.......................................................  17
APPENDIX A - DESCRIPTION OF RATINGS........................................  18







This Statement of Additional Information (the "SAI") is meant to be read in conjunction with the Prospectus, dated the same date as this SAI, for the Investek Fixed Income Trust (the "Fund") relating to the Fund's Institutional Shares, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest. The Fund commenced operations on November 15, 1991 as a separate diversified investment portfolio of the Nottingham Investment Trust II ("Trust").

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Description of Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest- bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. Government Securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Corporate Bonds. The Fund's investments in corporate debt securities will be based on credit analysis and value determination by the Advisor. The Advisor's selection of bonds or industries within the corporate bond sector is determined by, among other factors, historical yield relationships between bonds or industries, the current and anticipated credit of the borrower, and call features as well as supply and demand factors. All corporate securities will be of investment grade quality as determined by Moody's Investors Service, Inc. ("Moodys"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P"), or if no rating exists, of equivalent quality in the determination of the Advisor. In addition, the Fund intends to maintain at least 90% of its assets in bonds rated A or better (or if not rated, of equivalent quality as determined by the Advisor). This limitation is described in greater detail in "Investment Limitations - Investment Grade Securities." The Advisor will monitor continuously the ratings of securities held by the Fund and the creditworthiness of their issuers. For a more complete description of the various bond ratings for Moody's, S&P, Fitch and D&P, see Appendix A to the Statement of Additional Information.

Mortgage Pass-Through Certificates. Obligations of GNMA, FNMA and FHLMC include direct pass-through certificates representing undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. For securities issued by GNMA, the payment of principal and interest is backed by the full faith and credit of the U.S. Government. Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal and interest by the credit of the issuing U.S. Government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields.

Collateralized Mortgage Obligations. The Fund intends to invest in collateralized mortgage obligations ("CMO's"), which are generally backed by mortgage pass-through securities or whole mortgage loans. CMO's are usually structured into classes of varying maturities and principal payment priorities. The prepayment sensitivity of each class may or may not resemble that of the CMO's collateral depending on the maturity and structure of that class. CMO's pay interest and principal (including prepayments) monthly, quarterly or semi-annually. Most CMO's are AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral. The Advisor will invest in CMO classes only if their characteristics and interest rate sensitivity fit the investment objective and policies of the Fund.

Other Mortgage Related Securities. In addition to the mortgage pass-through securities and the CMO's mentioned above, the Fund may also invest in other mortgage derivative products if the Advisor views them to be consistent with the overall policies and objective of the Fund.

The Advisor expects that governmental, government-related and private entities may create other mortgage-related securities offering mortgage pass-through and mortgage collateralized instruments in addition to those described herein. As new types of mortgage-related securities are developed and offered to the investment community, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Asset-Backed Securities. In addition to CMO's, other asset-backed securities have been offered to investors backed by loans such as automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. In some cases asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to prepayment, which may reduce the overall return to certificate holders.

If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities. The Fund may invest in other asset-backed securities that may be developed in the future. The Fund will invest only in asset-backed securities rated A or better by Moody's, S&P, Fitch, or D&P, or if not rated, of equivalent quality as determined by the Advisor.

Floating Rate Securities. The Fund may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index. Typically floating rate securities use as their benchmark an index such as the 1-, 3- or 6-month LIBOR, 3-, 6- or 12-month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur.

Foreign Securities. The Fund may invest in the securities of foreign private issuers. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will limit foreign investments to those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. Although the Fund is not limited in the amount of ADRs it may acquire, it is not presently anticipated that within the next 12 months the Fund will have in excess of 5% of its assets in ADRs.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of
(i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or the Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration, or development programs or leases, except that the Fund may invest in the readily marketable securities of companies, which own or deal in such things, and the Fund may invest in certain mortgage-backed securities as described in the Prospectus;

(6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box" (A short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(9) Participate on a joint or joint and several basis in any trading account in securities;

(10) Make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days are limited to 10% of the Fund's net assets);

(11) Purchase real estate or interests in real estate, except that securities in which the Fund invests may themselves have investment in real estate or interests in real estate; and the Fund may invest in securities composed of mortgages against real estate as described in the Prospectus;

(12) Invest in securities other than securities which are readily marketable either through trading on a national securities exchange, or securities for which an active market is made in the over-the-counter trading markets;

(13) Write, purchase or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options, or purchase, sell or write warrants;

(14) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities, in amounts not exceeding 33% of the Fund's total assets; and the Fund may pledge its assets to secure all such borrowings;

(15) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; and

(16) Purchase foreign securities, except that the Fund may purchase foreign securities sold as American Depository Receipts without limit.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (restriction (14) above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the spread or commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher spread or commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such spread or commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any spread or commissions paid by the Fund to consider whether the spread or commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended March 31, 1999, 1998, and 1997, all portfolio transactions of the Fund were handled as principal transactions. Accordingly, there were no brokerage commissions paid during those years.


                                 NET ASSET VALUE

The net asset value per share of each Class of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. The New York Stock Exchange recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day,
Thanksgiving Day, and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be deemed a business holiday on which the net asset value of each Class of the Fund will not be calculated.

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Board of Trustees approves such allocation. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

For the fiscal years ended March 31, 1999, 1998, and 1997, the net expenses of the Fund after fee waivers and expense reimbursements were $118,804 (0.90% of the average daily net assets of the Institutional Shares), $111,015 (0.90% of the average daily net assets of the Institutional Shares), and $105,082 (0.90% of the average daily net assets of the Institutional Shares), respectively. Investor Shares of the Fund were not authorized for issuance during such fiscal years.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus a sales charge for the Investor Shares. Capital Investment Group, Inc. (the "Distributor") receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions. However, the Investor Shares are not currently available for investment.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.


                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on October 25, 1990. The Trust's Amended and Restated Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of eight series, as follows: the Investek Fixed Income Trust managed by Investek Capital Management, Inc. of Jackson, Mississippi; Capital Value Fund managed by Capital Investment Counsel, Inc. of Raleigh, North Carolina; The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund managed by Brown Capital Management, Inc. of Baltimore, Maryland; WST Growth & Income Fund managed by Wilbanks, Smith & Thomas Asset Management, Inc. of Norfolk, Virginia, and The CarolinasFund managed by Morehead Capital Advisors, LLC, of Charlotte, North Carolina and
Capital Investment Counsel Inc. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multiclass Plan which contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each of its series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including the Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

Trustees and Officers. The Trustees and executive officers of the Trust, their addresses and ages, and their principal occupations for the last five years are as follows:


                                                 TRUSTEES

----------------------------------------------- -------------------------------- ---------------------------------------------
                                                                                 Principal Occupation(s)
Name, Age and Address                           Position                         During Past 5 Years
----------------------------------------------- -------------------------------- ---------------------------------------------
Jack E. Brinson, 65                             Trustee and Chairman             President, Brinson Investment Co.,
1105 Panola Street                                                               President, Brinson Chevrolet, Inc.,
Tarboro, North Carolina  27886                                                   Tarboro, North Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
Thomas W. Steed, 40                             Trustee                          Senior Corporate Attorney
101 Bristol Court                                                                Hardees Food Systems, Rocky Mount, North
Rocky Mount, North Carolina  27802                                               Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
J. Buckley Strandberg, 38                       Trustee                          Vice President, Standard Insurance and
Post Office Box 1375                                                             Realty, Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802
----------------------------------------------- -------------------------------- ---------------------------------------------
Eddie C. Brown, 58                              Trustee*                         President, Brown Capital Management, Inc.,
809 Cathedral Street                                                             Baltimore, Maryland
Baltimore, Maryland  21201
----------------------------------------------- -------------------------------- ---------------------------------------------
Richard K. Bryant, 39                           Trustee*                         President, Capital Investment Group,
Post Office Box 32249                                                            Raleigh, North Carolina; Vice President
Raleigh, North Carolina  27622                                                   Capital Investment Counsel, Raleigh, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
________
*Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act.


                                                 OFFICERS

----------------------------------------------- -------------------------------- ---------------------------------------------
                                                                                 Principal Occupation(s)
Name, Age and Address                           Position                         During Past 5 Years
----------------------------------------------- -------------------------------- ---------------------------------------------
Michael T. McRee, 55                            President, Investek Fixed        President, Investek Capital Management,
317 East Capitol                                Income Trust                     Inc., Jackson, Mississippi
Jackson, Mississippi  39201
----------------------------------------------- -------------------------------- ---------------------------------------------
Wayne F. Wilbanks, 38                           President, The WST Growth &      President, Wilbanks, Smith & Thomas
One Commercial Place, Suite 1150                Income Fund                      Asset Management, Inc., Norfolk, Virginia
Norfolk, Virginia  25510
----------------------------------------------- -------------------------------- ---------------------------------------------
Eddie C. Brown, 58                              President, The Brown Capital     President, Brown Capital Management, Inc.,
809 Cathedral Street                            Management Funds                 Baltimore, Maryland
Baltimore, Maryland  21201
----------------------------------------------- -------------------------------- ---------------------------------------------
Richard K. Bryant, 39                           President, Capital Value Fund;   President, Capital Investment Group,
Post Office Box 32249                           Vice President, The              Raleigh, North Carolina, Vice President,
Raleigh, North Carolina  27622                  CarolinasFund                    Capital Investment Counsel, Raleigh, North
                                                                                 Carolina
---------------------------------------------- -------------------------------- ---------------------------------------------
Elmer O. Edgerton, Jr., 57                      Vice President, Capital Value    President, Capital Investment Counsel
Post Office Box  32249                          Fund                             Raleigh, North Carolina; Vice President
Raleigh, North Carolina  27622                                                   Capital Investment Group, Raleigh, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------
Doug S. Folk, 38                                Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Investment, Inc., Jackson, Mississippi,
Jackson, Mississippi  39201                                                      since 1996; previously, Portfolio Manager,
                                                                                 Southern Farm Bureau Life Insurance
                                                                                 Company, Jackson, Mississippi
----------------------------------------------- -------------------------------- ---------------------------------------------
R. Mark Fields, 46                              Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Management, Inc., Jackson, Mississippi
Jackson, Mississippi  39201
----------------------------------------------- -------------------------------- ---------------------------------------------
John M. Friedman, 55                            Vice President, Investek Fixed   Vice President, Investek Capital
317 East Capitol                                Income Trust                     Management, Inc., Jackson, Mississippi
Jackson, Mississippi  39201
----------------------------------------------- -------------------------------- ---------------------------------------------
Keith A. Lee, 38                                Vice President, The Brown        Vice President, Brown Capital Management,
309 Cathedral Street                            Capital Management Funds         Inc., Baltimore, Maryland
Baltimore, Maryland  21201
----------------------------------------------- -------------------------------- ---------------------------------------------
C. Frank Watson, III, 28                        Secretary                        Vice President, The Nottingham Company
105 North Washington Street                                                      Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802
----------------------------------------------- -------------------------------- ---------------------------------------------
Julian G. Winters, 30                           Treasurer and Assistant          Legal and Compliance Director, The
105 North Washington Street                     Secretary                        Nottingham Company, Rocky Mount, North
Rocky Mount, North Carolina  27802                                               Carolina, since 1996; previously Operations
                                                                                 Manager, Tar Heel Medical, Nashville, North
                                                                                 Carolina
----------------------------------------------- -------------------------------- ---------------------------------------------


Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year, plus $250 per series of the Trust per meeting attended in person or $100 per series of the Trust per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

                                                      Compensation Table*

                                                             Pension
                                                            Retirement                                    Total
                                      Aggregate              Benefits             Estimated            Compensation
                                     Compensation           Accrued As              Annual            from the Trust
       Name of Person,                 from the            Part of Fund         Benefits Upon            Paid to
          Position                       Fund                Expenses             Retirement            Trustees
          --------                       ----                --------             ----------            --------
Jack E. Brinson                         $1,250                 None                  None                 $9,750
Trustee

Eddie C. Brown                           None                  None                  None                  None
Trustee

Richard K. Bryant                        None                  None                  None                  None
Trustee

Thomas W. Steed                         $1,250                 None                  None                 $9,750
Trustee

J. Buckley Strandberg                   $1,250                 None                  None                 $9,750
Trustee

*Figures are as of the Fund's fiscal year ended March 31, 1999.

Principal Holders of Voting Securities. As of May 13, 1999, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) 6.082% of the then outstanding shares of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of May 13, 1999.


     Name and Address of                              Amount and Nature of
     Beneficial Owner                                 Beneficial Ownership                              Percent
     ----------------                                 --------------------                              -------

     Deposit Guaranty National Bank, Trustee           104,429.049 Shares                               10.557%
     for Butler, Snow, O'Mara, Stevens & Cannada
     PLLC Profit Sharing Plan
     210 East Capitol St., Ste. 1700
     Jackson, MS  39201-3100

     1st Presbyterian Church                            85,519.988 Shares                                8.645%
     Lolla Boyd Parish Religious
     and Educational Memorial Fund
     P.O. Box 485
     Greenwood, MS  38935-0485

     Trustmark National Bank, Trustee                   85,471.027 Shares                                8.640%
     for Puckett Machinery
     P.O. Box 291
     Jackson, MS  39205-0291

     Michael & Laurie McRee                             60,165.614 Shares                                6.082%
     Post Office Box 1006
     Jackson, MS  39215

     Nancy S. Speed                                     55,092.970 Shares                                5.569%
     1220 Luse Road
     Benton, MS  39039

     SEI Company                                        54,729.962 Shares                                5.533%
     c/o Lincoln Bank
     One Freedom Valley Dr.
     Oaks, PA  19456

Investment Advisor. Information about Investek Capital Management, Inc., (the "Advisor") and its duties and compensation as Advisor is contained in the Prospectus.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 0.45% of the average daily net asset value of the Fund. For the fiscal year ended March 31, 1999, the Fund paid the Advisor $20,377 of its advisory fee, while the Advisor voluntarily waived the remaining portion of its fee in the amount of $39,038. For the fiscal year ended March 31, 1998, the Fund paid the Advisor $30,477 of its advisory fee, while the Advisor voluntarily waived the remaining portion of its fee in the amount of $25,063. For the fiscal year ended March 31, 1997, the Fund paid the Advisor $17,503 of its advisory fee, while the Advisor voluntarily waived the remaining portion of its fee in the amount of $35,023.

Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a general administration fee at the annual rate of 0.125% of the average daily net assets of the Fund. In addition, the Administrator receives a base monthly fund accounting fee of $2,000 for accounting and recordkeeping services for the Fund and $750 for each Class of Shares beyond the initial Class of Shares of the Fund. The Administrator charges a minimum fee of $4,000 per month for all of its fees taken in the aggregate, analyzed monthly. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

For services to the Fund for the fiscal years ended March 31, 1999, 1998, and 1997, the Administrator received general administration fees of $18,159, $21,082, and $19,763, respectively. For the fiscal years ended March 31, 1999, 1998, and 1997, the Administrator received fund accounting fees of $22,500, $21,000, and $21,000, respectively.

The Administrator performs the following services for the Fund: (1) coordinates with the Custodian and monitor the services it provides to the Fund; (2) coordinates with and monitor any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, 107 North Washington Street, P.O. Box 4365, Rocky Mount, North Carolina 27803-0365, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated $15 per shareholder per year, with a minimum fee of $750 per month, per class. Prior to September 15, 1998, the Transfer Agent was compensated by the Administrator for its services to the Fund. For the period from September 15, 1998 to March 31, 1999, the Transfer Agent received $4,551 for its services from the Fund.

Distributor. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and is a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

Custodian. Trustmark National Bank (the "Custodian"), 248 E. Capitol Street, Post Office Box 291, Jackson, Mississippi 39205-0291, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, serves as independent auditors for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation.

Legal Counsel. Dechert Price & Rhoads serves as legal counsel to The Nottingham Investment Trust II and the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year-to-date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $50,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-525-3863, or by writing to:

                           Investek Fixed Income Trust
                        c/o NC Shareholder Services, LLC
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return and yield of the each Class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of each Class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

       Where:    T =   average annual total return.
                 ERV = ending  redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
                 P =   hypothetical  initial  payment of $1,000  from which  the
                       maximum sales load is deducted.
                 n =   period covered by the computation,  expressed in terms of
                       years.

The Fund may also compute the aggregate total return of each Class of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The average annual total return quotations for the Institutional Shares of the Fund for the year ended March 31, 1999, five years ended March 31, 1999, and since inception (November 15, 1991 to March 31, 1999) are 5.97%, 7.30%, and 6.95%, respectively. The cumulative total return quotation for the Institutional Shares since inception through March 31, 1999 is 64.20%. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future. The Investor Shares of the Fund were not offered during the such periods.

The yield of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                            Yield =2[(A - B + 1)6-1]
                                      -----
                                        CD

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period. For the thirty-day period ended March 31, 1999, the yield for the Institutional Shares of the Fund was 5.93%. The Investor Shares of the Fund were not offered during such period.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Lehman Aggregate Bond Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above. As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the reflects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

Comparative information about the yield of the Fund and about average rates of return on certificates of deposits, bank money market deposit accounts, money market mutual funds, and other similar types of investments may be included in Fund communications. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal  year ended  March 31,  1999,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders are incorporated by reference and made a part of this document.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Fund intends to limit its investments to investment grade fixed income securities ("Investment-Grade Debt Securities"). At least 90% of the Fund's assets will be invested in Investment-Grade Debt Securities rated A or better as described below (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

       AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

       A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt which is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered Investment-Grade Debt Securities by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below-average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

       F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

________________________________________________________________________________


                           INVESTEK FIXED INCOME TRUST

________________________________________________________________________________


                 a series of The Nottingham Investment Trust II






                               ANNUAL REPORT 1999


                           FOR THE YEAR ENDED MARCH 31






                               INVESTMENT ADVISOR
                           Investek Capital Management
                             317 East Capitol Street
                              Post Office Box 2840
                           Jackson, Mississippi 39207
                                  601-949-3105

                           INVESTEK FIXED INCOME TRUST
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                                  29 April 1999

Dear Shareholders of Investek Fixed Income Trust:

         What a year we have had in the fixed-income markets! Enclosed for your review is the annual report for the Investek Fixed Income Trust dated 31 March 1999. A year ago on 31 March 1998, the yield on 10-year U.S. Treasury notes was 5.65%. As of this last March 31st, the yield was 5.23%, showing a fairly benign decrease of 42 basis points. What is hidden between those two endpoints was a drop to a low of 4.16% on 5 October 1998, 149 basis points below where they started. Subsequently, rates have risen 107 bp from the low. All of this is to say that bonds have given investors quite a ride.

         Some of the events that occurred or continued to manifest themselves this last year were the Asian contagion, Brazil's currency devaluation, Russian default, and a hedge fund blowup. As you can imagine, through all of this, U.S. Treasury issues performed very well. But as the markets begin to settle down and return to normal, other fixed-income product has come back into line. In fact, after all the turmoil, the major components of the Lehman Aggregate bond index ended up just basis points away from each other, with Treasuries up 6.65% for the year, Agencies up 6.55%, Corporates up 6.18%, Asset-Backeds up 6.67%, and Mortgage-Backeds up 6.27%. The performance of some other noteworthy sectors was not so good, with high yield up only 0.38% and emerging markets down 11.62%.

         Through all this, the your fund held its own. The Trust finished the fiscal year up 5.97%, beating the Lipper Intermediate Index 17 bp. The one year return was 80th out of 258 funds. For the trailing three years, the fund had an average annual return of 7.07%, which lagged the Lipper Index by just 10 bp. Even so, the fund ranked 66th out of 181 funds. For the trailing five years, the fund's average annual return was 7.31%, again beating the Lipper Index by 21 basis points. The five-year rank was 33 out of 121 funds. The average rating of the fund's holdings is still AAA, with 86% rated AAA or Government equivalent.

         Going forward, we are excited for the prospects of the fund. We plan to stick to our style, knowing that overtime this will produce solid returns for our clients.

                                                     Very truly yours,
[Logo Here]
                                                     /s/ Douglas Folk

                                                     INVESTEK CAPITAL MANAGEMENT
                                                     Douglas Folk, CFA
                                                     Vice President

                          INVESTEK FIXED INCOME TRUST

                    Performance Update - $50,000 Investment
                     For the period from November 15, 1991
                 (commencement of operations) to March 31, 1999

[GRAPH:]

             Investek           Lehman      Lipper Intermediate
           Fixed Income        Aggregate     Investment Grade
              Trust           Bond Index     Debt Fund Index
              -----           ----------     ---------------

11/15/91      50,000            50,000           50,000
12/31/91      50,355            51,720           51,713
 3/31/92      50,612            51,059           51,108
 6/30/92      55,345            53,119           53,135
 9/30/92      53,918            55,401           55,567
12/31/92      54,275            55,548           55,446
 3/31/93      56,875            57,844           57,912
 6/30/93      58,672            59,378           59,394
 9/30/93      60,027            60,928           60,941
12/31/93      60,004            60,964           60,990
 3/31/94      57,698            59,216           59,307
 6/30/94      57,065            58,606           58,608
 9/30/94      57,281            58,963           58,974
12/31/94      57,736            59,186           59,035
 3/31/95      60,426            62,171           61,709
 6/30/95      64,300            65,959           65,120
 9/30/95      64,918            67,254           66,360
12/31/95      67,446            70,120           69,140
 3/31/96      66,892            68,877           67,915
 6/30/96      67,836            69,268           68,179
 9/30/96      68,958            70,549           69,371
12/31/96      70,199            72,665           71,341
 3/31/97      70,487            72,259           70,914
 6/30/97      73,040            74,913           73,353
 9/30/97      74,765            77,402           75,618
12/31/97      76,634            79,681           76,730
 3/31/98      77,474            80,920           78,518
 6/30/98      79,135            82,811           80,229
 9/30/98      83,668            86,312           83,310
12/31/98      82,489            86,603           83,402
 3/31/99      82,100            86,173           83,068


This graph depicts the performance of the Investek Fixed Income Trust versus the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Index. It is important to note that the Investek Fixed Income Trust is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
-------------------------------------------------------
 Since Inception       One Year         Five Years
-------------------------------------------------------
      6.95%              5.97%             7.30%
-------------------------------------------------------


The graph assumes an initial $50,000 investment at November 15, 1991. All dividends and distributions are reinvested.

At March 31, 1999, the Investek Fixed Income Trust would have grown to $82,100 - total investment return of 64.20% since November 15, 1991.

At March 31, 1999, a similar investment in the Lehman Brothers Aggregate Bond Index would have grown to $86,173 - total investment return of 72.35%; and the Lipper Intermediate Investment Grade Debt Fund Index would have grown to $83,068
- total investment return of 66.14%, since November 15, 1991.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest         Maturity             Value
                                                                    Principal           Rate             Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.19%

     United States Treasury Note .............................     $  300,000          4.250%          11/15/03          $   289,030
     A.I.D. - Equador ........................................         80,488          7.050%          05/01/15               86,507
     A.I.D. - Ivory Coast ....................................        258,399          8.100%          12/01/06              259,109
     A.I.D. - Peru ...........................................        160,972          8.350%          01/01/07              161,476
     Attransco Title XI ......................................        500,000          6.120%          04/01/08              498,481
     B.A.L.T. Conway Partnership Title XI ....................        135,952         10.750%          11/15/03              137,098
     Chilbar Ship Co. Title XI ...............................         46,855          6.980%          07/15/01               46,842
     Federal Agricultural Mortgage Corporation
         Series AM-1003 ......................................        657,710          6.822%          04/25/13              673,160
     Federal National Mortgage Association
         Pool #73401 .........................................        485,113          6.440%          03/01/06              487,443
         Pool #380484 ........................................        993,398          6.390%          07/01/16              995,205
     Federal National Mortgage Association Strip
         Series 66 Class 1 ...................................        115,038          7.500%          01/01/20              119,423
     Global Industries Ltd. Title XI .........................      1,150,000          8.300%          07/15/20            1,200,273
     Government National Mortgage Association
         Pool #383137 ........................................        380,127          7.750%          03/15/11              409,943
     Lawrence Steamship Company Title XI .....................        287,219          7.270%          09/01/03              293,538
     Small Business Administration 99-A ......................      1,000,000          5.450%          01/01/09              982,715
     Small Business Administration 98-B ......................        955,321          6.150%          02/01/18              949,411
                                                                                                                         -----------

         Total U. S. Government and Agency Obligations (Cost $7,515,332).........................................          7,589,654
                                                                                                                         -----------

U. S. GOVERNMENT INSURED OBLIGATIONS - 9.22%

     Federal Housing Authority Project Loan
         Downtowner Apartments ...............................        156,193          8.375%          11/01/11              160,831
         GMAC 32 .............................................         85,085          7.430%          12/01/21               86,702
         Reilly #046 .........................................        385,326          6.970%          06/01/14              389,059
         USGI #87 ............................................        412,195          7.430%          08/01/23              420,741
                                                                                                                         -----------

         Total U. S. Government Insured Obligations (Cost $1,046,920) ...........................................          1,057,333
                                                                                                                         -----------







                                                                                                                         (Continued)

                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1999


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest         Maturity             Value
                                                                    Principal           Rate             Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 17.35%

     California Infrastructure SDG&E Series 1997-1 ...........       $500,000          6.370%          12/26/09          $   506,719
     Federal Express Corporation .............................        499,852          6.720%          01/15/22              494,743
     Great Northern Railroad Series Q ........................        676,000          2.625%          01/01/10              466,440
     Union Pacific Corporation ...............................        491,427          7.280%          04/30/15              521,027
                                                                                                                         -----------

         Total Corporate Obligations (Cost $2,000,942) ...............................................................     1,988,929
                                                                                                                         -----------

CONVENTIONAL MORTGAGE BACKED SECURITIES - 4.36%

     Prudential Home Mortgage Securities
         REMIC Series 1994-2 Class A8 ........................        500,000          6.750%          02/25/24              500,000
         (Cost $488,892)                                                                                                 -----------

PRIVATE MORTGAGE BACKED SECURITIES - 0.44%

     National Housing Partnership ............................         50,977          9.500%          05/01/03               50,963
         (Cost $50,977)                                                                                                  -----------


INVESTMENT COMPANY - 1.85%

     AIM Short Term Prime Fund A .............................        212,094                                                212,094
         (Cost $212,094)                                                                                                 -----------


Total Value of Investments (Cost $11,315,157 (a)) ...........................................            99.41%          $11,398,973
Other Assets in Excess of Liabilities .......................................................             0.59%               67,797
                                                                                                        -------          -----------
     Net Assets .............................................................................           100.00%          $11,466,770
                                                                                                        =======          ===========



     (a) Aggregate cost for federal income tax purposes is the $11,315,767.  Unrealized  appreciation  (depreciation) of investments for federal income tax purposes is as follows:

         Unrealized appreciation ..............................................................................         $   155,812
         Unrealized depreciation ..............................................................................             (72,606)
                                                                                                                        -----------

                         Net unrealized appreciation ..........................................................         $    83,206
                                                                                                                        ===========





See accompanying notes to financial statements

                                                     INVESTEK FIXED INCOME TRUST

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1999


ASSETS
       Investments, at value (cost $11,315,157) .......................................................                 $11,398,973
       Income receivable ..............................................................................                     134,530
       Due from advisor (note 2) ......................................................................                       1,278
                                                                                                                        -----------

            Total assets ..............................................................................                  11,534,781
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ...............................................................................                       6,853
       Disbursements in excess of cash on demand deposit ..............................................                      61,158
                                                                                                                        -----------

            Total liabilities .........................................................................                      68,011
                                                                                                                        -----------

NET ASSETS
       (applicable to 1,113,690 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ........................................                 $11,466,770
                                                                                                                        ===========


NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($11,466,770 / 1,113,690 shares) ...............................................................                      $10.30
                                                                                                                        ===========


NET ASSETS CONSIST OF
       Paid-in capital ................................................................................                 $11,720,315
       Undistributed net investment income ............................................................                          57
       Accumulated net realized loss on investments ...................................................                    (337,418)
       Net unrealized appreciation on investments .....................................................                      83,816
                                                                                                                        -----------
                                                                                                                        $11,466,770
                                                                                                                        ===========













See accompanying notes to financial statements

                                                     INVESTEK FIXED INCOME TRUST

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1999



INVESTMENT INCOME

       Income
            Interest ......................................................................................               $ 874,322
            Dividends .....................................................................................                  16,556
                                                                                                                          ---------

                  Total income ............................................................................                 890,878
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  59,415
            Fund administration fees (note 2) .............................................................                  18,159
            Custody fees ..................................................................................                   5,931
            Registration and filing administration fees (note 2) ..........................................                   2,846
            Fund accounting fees (note 2) .................................................................                  22,500
            Audit fees ....................................................................................                  10,600
            Legal fees ....................................................................................                  14,743
            Securities pricing fees .......................................................................                   2,492
            Shareholder recordkeeping fees ................................................................                   4,822
            Other accounting fees .........................................................................                   4,248
            Shareholder servicing expenses ................................................................                   2,579
            Registration and filing expenses ..............................................................                   2,530
            Printing expenses .............................................................................                   4,166
            Trustee fees and meeting expenses .............................................................                   3,697
            Other operating expenses ......................................................................                   1,818
                                                                                                                          ---------

                  Total expenses ..........................................................................                 160,546
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) ....................................................                  (2,704)
                       Investment advisory fees waived (note 2) ...........................................                 (39,038)
                                                                                                                          ---------

                  Net expenses ............................................................................                 118,804
                                                                                                                          ---------

                       Net investment income ..............................................................                 772,074
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 174,228
       Decrease in unrealized appreciation on investments .................................................                (137,045)
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                  37,183
                                                                                                                          ---------

                  Net increase in net assets resulting from operations ....................................               $ 809,257
                                                                                                                          =========






See accompanying notes to financial statements

         C>

                                                     INVESTEK FIXED INCOME TRUST

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended          Year ended
                                                                                                      March 31,           March 31,
                                                                                                        1999                1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment income .........................................................           $   772,074         $   766,830
          Net realized gain from investment transactions ................................               174,228              10,958
          (Decrease) increase in unrealized appreciation on investments .................              (137,045)            346,682
                                                                                                    ------------        ------------

              Net increase in net assets resulting from operations ......................               809,257           1,124,470
                                                                                                    ------------        ------------

     Distributions to shareholders from
          Net investment income .........................................................              (775,430)           (767,000)
                                                                                                    ------------        ------------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (a)            (2,466,286)          2,314,618
                                                                                                    ------------        ------------

                   Total (decrease) increase in net assets ..............................            (2,432,459)          2,672,088

NET ASSETS

     Beginning of year ..................................................................            13,899,229          11,227,141
                                                                                                    ------------        ------------

     End of year (including undistributed net investment income
                  of $57 in 1999)........................................................           $11,466,770         $13,899,229
                                                                                                    ============        ============


(a) A summary of capital share activity follows:
                                                       -----------------------------------------------------------------------------
                                                                       Year ended                              Year ended
                                                                     March 31, 1999                          March 31, 1998

                                                               Shares              Value               Shares              Value
                                                       -----------------------------------------------------------------------------

Shares sold .........................................           158,434         $ 1,670,902             282,314         $ 2,930,727
Shares issued for reinvestment
     of distributions ...............................            50,406             526,027              51,625             530,895
                                                            ------------        ------------        ------------        ------------

                                                                208,840           2,196,929             333,939           3,461,622

Shares redeemed .....................................          (442,853)         (4,663,215)           (110,904)         (1,147,004)
                                                            ------------        ------------        ------------        ------------

     Net (decrease) increase ........................          (234,013)        $(2,466,286)             223,035        $ 2,314,618
                                                            ============        ============        ============        ============







See accompanying notes to financial statements

                                                     INVESTEK FIXED INCOME TRUST

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


------------------------------------------------------------------------------------------------------------------------------------
                                                         Year ended      Year ended      Year ended      Year ended      Year ended
                                                          March 31,       March 31,       March 31,       March 31,       March 31,
                                                            1999            1998            1997            1996            1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .................         $10.31           $9.98          $10.11           $9.74           $9.93

      Income from investment operations
           Net investment income ...................           0.62            0.64            0.65            0.66            0.63
           Net realized and unrealized (loss) gain
                on investments .....................          (0.01)           0.33           (0.13)           0.37           (0.19)
                                                         -----------     -----------     -----------     -----------     -----------


                Total from investment operations ...           0.61            0.97            0.52            1.03            0.44
                                                         -----------     -----------     -----------     -----------     -----------


      Distributions to shareholders from
           Net investment income ...................          (0.62)          (0.64)          (0.65)          (0.66)          (0.63)
                                                         -----------     -----------     -----------     -----------     -----------

Net asset value, end of year .......................         $10.30          $10.31           $9.98          $10.11           $9.74
                                                         ===========     ===========     ===========     ===========     ===========

Total return .......................................           5.97%           9.91%           5.38%          10.70%           4.73%
                                                         ===========     ===========     ===========     ===========     ===========

Ratios/supplemental data

      Net assets, end of year ......................     $11,466,770     $13,899,229     $11,227,141     $12,261,121     $14,983,474
                                                         ===========     ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees       1.22%           1.10%           1.20%           1.08%           1.08%
           After expense reimbursements and waived fees        0.90%           0.90%           0.90%           0.87%           0.77%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees       5.53%           6.01%           6.07%           6.20%           6.15%
           After expense reimbursements and waived fees        5.85%           6.21%           6.37%           6.41%           6.45%

      Portfolio turnover rate                                 50.90%          38.46%          32.94%          16.57%          19.64%



See accompanying notes to financial statements

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Investek Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment grade fixed income securities. The Fund began operations on November 15, 1991.

         Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on August 1, 1996, and an additional class of shares, the Investor Shares, was authorized. To date, only Institutional Shares have been issued by the Fund. The Investor Shares will be sold with a sales charge and will bear potential distribution expenses and service fees. The Institutional Shares are sold without a sales charge and bears no shareholder servicing or distribution fees. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

                  The financial statements include securities valued at $7,998,976 (69.76% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes

                  The Fund has capital loss carryforwards for federal income tax purposes of $335,001, $316,968 of which expires in the year 2003 and $18,033 of which expires in the year 2004. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

         D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Investek Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $39,038 ($0.03 per share) and reimbursed expenses totaling $2,704 for the year ended March 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. Prior to October 1, 1998, the administration fee was at an annual rate of 0.15% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. Prior to October 1, 1998, the fee for accounting and recordkeeping services was $1,750. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. Prior to October 1, 1998, the minimum monthly aggregate fee was $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $6,539,157 and $8,891,785, respectively, for the year ended March 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of Investek Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities of Investek Fixed Income Trust (the "Trust"), including the portfolio of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1999 and 1998, and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Investek Fixed Income Trust as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 23, 1999

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23.   Exhibits
           --------
(a)(1)     Amended and Restated Declaration of Trust.^9

(a)(2) Certificate of Establishment and Designation for the Brown Capital Management International Equity Fund.^17

(a)(3) Certificate of Establishment and Designation for the WST Growth & Income Fund Class C Shares.^18

(b)        Amended and Restated By-Laws.^9

(c) Certificates for shares are not issued. Articles V, VI, VIII, IX and X of the Amended and Restated Declaration of Trust, previously filed as Exhibit (a)(1) hereto, define the rights of holders of Shares.^9

(d)(1) Investment Advisory Agreement between the Nottingham Investment Trust II and Capital Investment Counsel, Inc., as Advisor to the Capital Value Fund.^1

(d)(2) Amendment to the Investment Advisory Agreement between the Nottingham Investment Trust II and Capital Investment Counsel, Inc., as Advisor to the Capital Value Fund.^10

(d)(3) Investment Advisory Agreement between the Nottingham Investment Trust II and Investek Capital Management, Inc., as Advisor to the Investek Fixed Income Trust.^2

(d)(4) Investment Advisory Agreement for the Brown Capital Management Equity Fund.^4

(d)(5) Investment Advisory Agreement for the Brown Capital Management Balanced Fund.^4

(d)(6) Investment Advisory Agreement for the Brown Capital Management Small Company Fund.^4

(d)(7) Amended and Restated Investment Advisory Agreement between the Nottingham Investment Trust II and Brown Capital Management, Inc. for the Brown Capital Management Funds.^15

(d)(8)     Investment Advisory Agreement for the WST Growth & Income Fund.^12

(d)(9) Amended and Restated Investment Advisory Agreement between the Nottingham Investment Trust II and Wilbanks, Smith & Thomas Asset Management, Inc. for the WST Growth & Income Fund.^15

(d)(10)    Investment Advisory Agreement between the Nottingham Investment Trust
           II  and   Morehead   Capital   Advisor,   LLC,   as  Advisor  to  The
           CarolinasFund.^13

(d)(11) Investment Sub-Advisory Agreement between the Nottingham Investment Trust II and Capital Investment Counsel, Inc., as Sub-Advisor to The CarolinasFund.^14

(e)(1) Distribution Agreement between the Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the Capital Value Fund.^10

(e)(2) Distribution Agreement between the Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the Investek Fixed Income Trust.^11

(e)(3)     Distribution  Agreement  for  the  Brown  Capital  Management  Equity
           Fund.^9

(e)(4)     Distribution  Agreement  for the Brown  Capital  Management  Balanced
           Fund.^9

(e)(5) Distribution Agreement for the Brown Capital Management Small Company Fund.^9

(e)(6)     Amended and Restated  Distribution  Agreement  between the Nottingham
           Investment  Trust  II  and  Capital   Investment   Group,   Inc.,  as
           Distributor for the Brown Capital Management Funds.^15

(e)(7)     Distribution Agreement for the WST Growth & Income Fund.^11

(e)(8)     Amended and Restated  Distribution  Agreement  between the Nottingham
           Investment  Trust  II  and  Capital   Investment   Group,   Inc.,  as
           Distributor for the WST Growth & Income Fund.^15

(e)(9)     Distribution Agreement between the Nottingham Investment Trust II and
           Capital    Investment   Group,   Inc.,   as   Distributor   for   The
           CarolinasFund.^13

(f)        Not Applicable.

(g) Custodian Agreement between the Nottingham Investment Trust II and First Union National Bank of North Carolina, as Custodian.^12

(h)(1) Fund Accounting and Compliance Administration Agreement between the Nottingham Investment Trust II and The Nottingham Company, Inc., as Administrator.^14

(h)(2) Dividend Disbursing and Transfer Agent Agreement between Capital Management Investment Trust and NC Shareholder Services, LLC, as Transfer Agent.^14

(h)(3) Expense Limitation Agreement between Nottingham Investment Trust II and Brown Capital Management, Inc. ^15

(h)(4) Expense Limitation Agreement between Nottingham Investment Trust II and Wilbanks, Smith & Thomas Asset Management, Inc.^15

(h)(5) Expense Limitation Agreement between Nottingham Investment Trust II and Morehead Capital Advisors LLC.^16

(h)(6) Expense Limitation Agreement between Nottingham Investment Trust II and Investek Capital Management, Inc.^18

(i)(1)     Opinion and Consent of Counsel for the CarolinasFund.^13

(i)(2) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Brown Capital Management International Equity Fund.^14

(i)(3) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the WST Growth & Income Fund's Class C Shares.^15

(i)(4)     Consent   of   Dechert   Price  &   Rhoads   with   respect   to  The
           CarolinasFund.^16

(i)(5)     Consent   of   Dechert   Price  &   Rhoads   with   respect   to  the
           Capital Value Fund.

(i)(6)     Consent   of   Dechert   Price  &   Rhoads   with   respect   to  the
           Investek Fixed Income Trust.

(j)(1) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to the Capital Value Fund.

(j)(2) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to the Investek Fixed Income Trust.

(k)        Not applicable.

(l)        Initial Capital Agreement.^1

(m)(1)     Distribution Plan under Rule 12b-1 for the Capital Value Fund.^10

(m)(2)     Distribution  Plan  under Rule 12b-1 for the  Investek  Fixed  Income
           Trust.^11

(m)(3) Distribution Plan under Rule 12b-1 for the Brown Capital Management Equity Fund.^9

(m)(4) Distribution Plan under Rule 12b-1 for the Brown Capital Management Balanced Fund.^9

(m)(5) Distribution Plan under Rule 12b-1 for the Brown Capital Management Small Company Fund.^9

(m)(6) Distribution Plan under Rule 12b-1 for the WST Growth & Income Fund's Investor Class Shares.^12

(m)(7) Distribution Plan under Rule 12b-1 for the WST Growth & Income Fund's Class C Shares.^15

(m)(8)     Distribution Plan under Rule 12b-1 for The CarolinasFund.^13

(n)        Financial Data Schedules.

(o)(1) Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940.^13

(o)(2)     Amended and Restated Rule 18f-3 Multi-Class Plan.^15

(p)        Copy of Power of Attorney.^6

-----------------------

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 29, 1990 (File No. 33-37458).
2. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on September 20, 1991 (File No. 33-37458).
3. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 22, 1992 (File No. 33-37458).
4. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 27, 1992 (File No. 33-37458).
5. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 30, 1993 (File No. 33-37458).
6. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 26, 1994 (File No. 33-37458).
7. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 29, 1994 (File No. 33-37458).
8. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 7, 1994 (File No. 33-37458).
9. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on June 2, 1995 (File No. 33-37458).
10. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on August 1, 1995 (File No. 33-37458).
11. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 12, 1996 (File No. 33-37458).
12. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 24, 1997 (File No. 33-37458).
13. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 20, 1998 (File No. 33-37458).
14. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 24, 1999 (File No. 33-37458).
15. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on March 16, 1999 (File No. 33-37458).
16. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 30, 1999 (File No. 33-37458).
17. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 28, 1999 (File No. 33-37458).
18.      To be filed by Amendment.


ITEM 24. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

             No person is controlled by or under common control with the Registrant.


ITEM 25. Indemnification
         ---------------

             Reference is hereby made to the following sections of the following documents filed or included by reference as exhibits hereto:

             Article V, Sections 5.1 through 5.4 of the Registrant's Declaration of Trust, Section 8(b) of the Registrant's Investment Advisory Agreements, Section 8(b) of the Registrant's Administration Agreement, and Section 6 of the Registrant's Distribution Agreements.

             The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.


ITEM 26. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

             See the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the investment advisers of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the investment advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The investment advisers currently serve as investment advisers to numerous institutional and individual clients.

ITEM 27. Principal Underwriter
         ---------------------

       (a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, Investek Fixed Income Trust, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, WST Growth & Income Fund, Blue Ridge Total Return Fund, SCM Strategic Growth Fund, and The CarolinasFund.

       (b)

       Name and Principal             Position(s) and Offices            Position(s) and Offices
       Business Address               with Underwriter                   with Fund
       ==================             =======================            =======================

       Richard K. Bryant              President                          Trustee and officer of Trust; President of
       17 Glenwood Ave.                                                  Capital Value Fund; no position with other
       Raleigh, NC                                                       series of Trust

       E.O. Edgerton, Jr.             Vice President                     Vice President of Capital Value Fund;
       17 Glenwood Ave.                                                  no position with other series of the Trust
       Raleigh, NC

       (c)   Not applicable


ITEM 28.     Location of Accounts and Records
             --------------------------------

             All account books and records not normally held by First Union National Bank of North Carolina, the Custodian to the Nottingham Investment Trust II, are held by the Nottingham Investment Trust II, in the offices of The Nottingham Company, Inc., Fund Accountant and Administrator, NC Shareholder Services, LLC, Transfer Agent to the Nottingham Investment Trust II, or by each of the Advisors to the Nottingham Investment Trust II.

             The address of The Nottingham Company, Inc. is 105 North Washington Street, P.O. Drawer 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina
             28288-1151.  The  address  of  Capital  Investment  Counsel,  Inc.,
             Advisor to the Capital Value Fund and Sub-Advisor to The CarolinasFund, is Glenwood Avenue, Raleigh, North Carolina 27622. The address of Investek Capital Management, Inc., Advisor to Investek Fixed Income Trust, is 317 East Capitol Street, Jackson, Mississippi 39207. The address of Brown Capital Management, Inc., Advisor to The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund is 809 Cathedral Street, Baltimore, Maryland 21201. The address of Wilbanks, Smith and Thomas Asset Management, Inc., Advisor to the WST Growth & Income Fund, is One Commercial Place, Suite 1450, Norfolk, Virginia 23510. The address of Morehead Capital Advisors LLC, Advisor to The CarolinasFund, is 1712 East Boulevard, Charlotte, North Carolina, 28203.


ITEM 29.     Management Services
             -------------------

             None


ITEM 30.     Undertakings
             ------------

             None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Rocky Mount, and State of North Carolina on the 1st day of June, 1999.

THE NOTTINGHAM INVESTMENT TRUST II


By:  /s/ C. Frank Watson, III
    ______________________________
       C. Frank Watson, III
       Secretary

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                              *                                   Trustee
_____________________________________________________________
Jack E. Brinson                                Date


                              *                                   Trustee
_____________________________________________________________
Eddie C. Brown                                 Date


                              *                                   Trustee
_____________________________________________________________
Richard K. Bryant                              Date


                              *                                   Trustee
_____________________________________________________________
Thomas W. Steed, III                           Date


                              *                                   Trustee
______________________________________________________________
J. Buckley Strandberg                          Date


  /s/ Julian G. Winters                    June 1, 1999           Treasurer
_______________________________________________________________
Julian G. Winters                              Date


* By:      /s/ C. Frank Watson, III                   Dated: June 1, 1999
      _____________________________________________
        C. Frank Watson, III
        Attorney-in-Fact

                                INDEX TO EXHIBITS
                      (FOR POST-EFFECTIVE AMENDMENT NO. 39)
                      -------------------------------------


EXHIBIT NO.
UNDER PART C
OF FORM N-1A               NAME OF EXHIBIT
------------               ---------------

   (i)(5) Consent of Dechert Price & Rhoads with respect to the Capital Value Fund.

   (i)(5) Consent of Dechert Price & Rhoads with respect to the Investek Fixed Income Trust.


   (j)(1) Consent of Deloitte & Touche LLP, Independent Public Accountants with respect to the Capital Value Fund.

   (j)(2) Consent of Deloitte & Touche LLP, Independent Public Accountants with respect to the Investek Fixed Income Trust.

   (n)                Financial Data Schedules.